As filed with the Securities and Exchange Commission on October 27, 2000

                                                      Registration No. 33-29989*
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.      Exact name of trust: MUNICIPAL SECURITIES TRUST,
                             MULTI-STATE SERIES 38,
                             SERIES 49, MULTI-STATE SERIES 44 AND SERIES 53 & MULTI-STATE SERIES 42


B.      Name of depositor:   ING FUNDS DISTRIBUTOR, INC.


C.      Complete address of depositor's principal executive offices:


               ING FUNDS DISTRIBUTOR, INC.
               1475 Dunwoody Drive
               West Chester, Pennsylvania 19380


D.      Name and complete address of agent for service:


PETER J. DeMARCO                           Copy of comments to:
Senior Vice President                      MICHAEL R. ROSELLA, ESQ.
ING Funds Distributor, Inc.                Paul, Hastings, Janofsky & Walker LLP
1475 Dunwoody Drive                        399 Park Avenue
West Chester, Pennsylvania 19380           New York, NY 10022
                                           (212) 318-6000


It is proposed that this filing become effective (check appropriate box)

  |_|     immediately upon filing pursuant to paragraph (b) of Rule 485
  |X|     on October 28, 2000 pursuant to paragraph (b)
  |_|     60 days after filing pursuant to paragraph (a)
  |_|     on (       date       ) pursuant to paragraph (a) of Rule 485

================================================================================

* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Municipal Securities Trust, Multi-State Series 38, Series 49, Multi-State Series 44 and Series 53 & Multi-State Series 42 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-29989, 33-36335, 33-50901 and 33-53854
        respectively) under the Act. This constitutes Post-Effective Amendment No. 11 for Multi-State Series 38, Post-Effective Amendment No. 10 for Series 49, Post-Effective Amendment No. 7 for Multi-State Series 44 and Post-Effective Amendment No. 8 for Series 53 & Multi-State Series 42.

        Each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended June 30, 2000 on or about September 28, 2000.



NY/301105.1

                   Prospectus Part A dated October 28, 2000


                           MUNICIPAL SECURITIES TRUST

                            MULTI-STATE SERIES 38
--------------------------------------------------------------------------------


            The Trust consists of 1 unit investment trust designated New York Trust (the "State Trust"). The State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under the law in effect at the time of issuance. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of the State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in the State Trust is located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

            This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to the State Trust as of June 30, 2000 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of the State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


--------------------------------------------------------------------------------


                                            Principal         Secondary Market
                           Number of        Amount of          Offering Price
                             Units            Bonds          per Unit (06/30/00)
                           ---------        ---------        -------------------
New York Trust               3,627         $1,195,000              $302.27


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

            THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in the State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trust. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".


NY/300334.1

            The State Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

            Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

            Each Unit represents a fractional undivided interest in the principal and net income of the State Trust. The principal amount of Bonds deposited in the State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% for the New York Trust of the Public Offering Price, or 5.042% for the New York Trust of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the New York Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $302.27 plus accrued interest of $6.25 under the monthly distribution plan, $7.58 under the semi-annual distribution plan and $16.40 under the annual distribution plan, for a total of $308.52, $309.85 and $318.67, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-2
NY/300334.1

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market



                                       A-3
NY/300334.1
repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 4.8% for the New York Trust of the Public Offering Price (5.042% for the New York Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of the State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, please refer to the Summary of Essential Information for the State Trust on the immediately succeeding page.


                                       A-4
NY/300334.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 38

                                 NEW YORK TRUST

              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------

Date of Deposit*:                              Minimum Principal Distribution:
  August 24, 1989                                $1.00 per Unit.
Principal Amount of Bonds... $1,195,000        Weighted Average Life to
Number of Units............. 3,627               Maturity: 13.7 Years.
Fractional Undivided Inter-                    Minimum Value of Trust: Trust may
  est in Trust per Unit..... 1/3627              be terminated if value of Trust
Principal Amount of                              is less than $2,000,000 in
  Bonds per Unit............ $329.47             principal amount of Bonds.
Secondary Market Public                        Mandatory Termination Date: The
  Offering Price**                               earlier of December 31, 2038 or
  Aggregate Bid Price                            the disposition of the last
   of Bonds in Trust........ $1,043,903+++       Bond in the Trust.
  Divided by 3,627 Units.... $287.81           Trustee***: The Chase Manhattan
  Plus Sales Charge of                           Bank.
    4.8% of Public                             Trustee's Annual Fee: Monthly
    Offering Price.......... $14.46              plan $.96 per $1,000;
  Public Offering Price                          semi-annual plan $.50 per
    per Unit................ $302.27+            $1,000; and annual plan is $.32
Redemption and Sponsor's                         per $1,000.
  Repurchase Price                             Evaluator: Kenny S&P Evaluation
    per Unit................ $287.81+            Services.
                                    +++        Evaluator's Fee for Each
                                    ++++         Evaluation: Minimum of $15 plus
Excess of Secondary Market                       $.25 per each issue of Bonds in
  Public Offering Price                          excess of 50 issues (treating
  over Redemption and                            separate maturities as separate
  Sponsor's Repurchase                           issues).
  Price per Unit............ $14.46++++        Sponsor: ING Funds Distributor,
Difference between Public                        Inc.
  Offering Price per Unit                      Sponsor's Annual Fee: Maximum of
  and Principal Amount per                       $.25 per $1,000 principal
  Unit Premium/(Discount)... $(27.20)            amount of Bonds (see "Trust
Evaluation Time:  4:00 p.m.                      Expenses and Charges" in Part B
  New York Time.                                 of this Prospectus).






       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                           Monthly       Semi-Annual     Annual
                                           Option          Option        Option
                                           ------          ------        ------


Gross annual interest income# ...........  $16.90          $16.90         $16.90
Less estimated annual fees and
  expenses ..............................    1.19            1.01           1.82
Estimated net annual interest              ______          ______         ______
  income (cash)# ........................  $15.71          $15.89         $15.08
Estimated interest distribution# ........    1.30            7.94          15.08
Estimated daily interest accrual# .......   .0436           .0441          .0419
Estimated current return#++ .............   5.20%           5.26%          4.99%
Estimated long term return ++ ...........   4.71%           4.78%          4.50%
Record dates ............................  1st of         Dec. 1 and     Dec. 1
                                           each month     June 1
Interest distribution dates .............  15th of        Dec. 15 and    Dec. 15
                                           each month     June 15


                Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of June 30, 2000 may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $6.25 monthly, $7.58 semi-annually and $16.40 annually for the New York Trust.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                       Distribu-
                                        Distributions of Interest      tions of
                                       During the Period (per Unit)    Principal
                                       ----------------------------     During
                            Net Asset*             Semi-                 the
                 Units Out-   Value     Monthly    Annual     Annual    Period
Period Ended      standing   Per Unit   Option     Option     Option  (Per Unit)
------------     ---------- ----------  -------    ------     ------  ----------

New York Trust
--------------


June 30, 1998       4,362      $745.71  $48.42    $ 48.93    $ 52.06   $ 65.78
June 30, 1999       4,083       543.44   43.47      44.01      47.84    180.82
June 30, 2000       3,627       295.29   23.27      23.55      35.77    238.81




----------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.



                                       A-6
NY/300334.1

                         INFORMATION REGARDING THE TRUST
                             AS OF JUNE 30, 2000

DESCRIPTION OF PORTFOLIO*
------------------------

New York Trust
--------------


            Each Unit in the New York Trust consists of a 1/3627th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $329.47 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the New York Trust consists of 5 issues of 3 issuers located in New York and 2 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 20.9% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None are mortgage subsidy bonds. Three of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Five issues representing $1,195,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Dormitory Authority 1, Electric 2, Hospital 1 and Water 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

            As of June 30, 2000, $745,000 (approximately 62.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 20.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 16.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 20.9% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the New York Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



----------

* Changes in the Trust Portfolio: From July 1, 2000 to September 15, 2000, $85,000 of the principal amount of the Bond in portfolio no. 2 was called and is no longer contained in the Trust. 40 Units were redeemed from the Trust.



                                       A-7
NY/300334.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 38, New York Trust

We have audited the accompanying statement of net assets of Municipal Securities Trust Multi-State Series 38, New York Trust, including the portfolio, as of June 30, 2000 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations and statement of changes in net assets for each of the two years in the period ended June 30, 1999 and financial highlights for each of the four years in the period ended June 30, 1999 were audited by other auditors whose report thereon dated September 15, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 38, New York Trust at June 30, 2000, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
October 16, 2000

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                                    Portfolio

                                  June 30, 2000



                  Aggregate                                                                          Coupon
   Portfolio      Principal                                                                      Rate/Date(s) of
     No.           Amount             Name of Issuer and Title of Bonds          Ratings (1)      Maturity (2)
--------------------------------------------------------------------------------------------------------------------

      1             $ 195,000  N.Y. State Dorm. Auth. Judical Facs. Lease            AAA       7.375%
                                  Rev. Bonds (Suffolk Cnty. Issue) Series 1986                 7/01/2016
      1A                5,000  N.Y. State Dorm. Auth. Judicial Facs.                 AAA       7.375
                                  Lease Rev. Bonds (Suffolk Cnty. Issue)                       7/01/2016
                                  Series 1986
      2               250,000  N.Y. State Med. Care Facs. Finc. Agncy. Mental        A-        8.875
                                  Hlth. Svs. Facs. Imprvmt. Rev. Rfndg. Bonds                  8/15/2007
                                  1987 Series A
      3               245,000  N.Y. City Munl. Wtr. Finc. Auth. Wtr. & Swr.          AA        5.000
                                  Sys. Rev. Bonds Fiscal 1987 Series A                         6/15/2017
      4               250,000  P.R. Elec. Pwr. Auth. Pwr.                            BBB       5.000
                                  Rev. Bonds Series O                                          7/01/2012
      5               250,000  P.R. Elec. Pwr. Auth. Rev.                            BBB       0.000
                                  Bonds Series O                                               7/01/2017
                --------------
                $ 1,195,000    Total Investments (Cost (3) $924,398)
                ==============



                                                                                        Redemption
                  Aggregate                                                           Feature (2)(4)
   Portfolio      Principal                                                         S.F.-Sinking Fund         Market
     No.           Amount             Name of Issuer and Title of Bonds               Ref.-Refunding        Value (3)
-------------------------------------------------------------------------------------------------------------------------

      1             $ 195,000  N.Y. State Dorm. Auth. Judical Facs. Lease        7/01/01 @ 100 S.F.      $    226,684
                                  Rev. Bonds (Suffolk Cnty. Issue) Series 1986   None
      1A                5,000  N.Y. State Dorm. Auth. Judicial Facs.             7/01/00 @ 100 S.F.             5,000
                                  Lease Rev. Bonds (Suffolk Cnty. Issue)         None`
                                  Series 1986
      2               250,000  N.Y. State Med. Care Facs. Finc. Agncy. Mental    8/15/00 @ 100 S.F.           254,900
                                  Hlth. Svs. Facs. Imprvmt. Rev. Rfndg. Bonds    8/15/00 @ 100 Ref.
                                  1987 Series A
      3               245,000  N.Y. City Munl. Wtr. Finc. Auth. Wtr. & Swr.      6/15/15 @ 100 S.F.           224,263
                                  Sys. Rev. Bonds Fiscal 1987 Series A           7/31/00 @ 100 Ref.
      4               250,000  P.R. Elec. Pwr. Auth. Pwr.                        No Sinking Fund              244,268
                                  Rev. Bonds Series O                            7/31/00 @ 100 Ref.
      5               250,000  P.R. Elec. Pwr. Auth. Rev.                        No Sinking Fund               93,945
                                  Bonds Series O                                 None
                --------------                                                                           ---------------
                $ 1,195,000    Total Investments (Cost (3) $924,398)                                     $  1,049,060
                ==============                                                                           ===============


See accompanying footnotes to portfolio and notes to financial statements.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At June 30, 2000, the net unrealized appreciation of all the bonds was comprised of the following:

          Gross unrealized appreciation              $    150,109
          Gross unrealized depreciation                   (25,447)
                                                  --------------------
          Net unrealized appreciation                $    124,662
                                                  ====================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                             Statement of Net Assets

                                  June 30, 2000


Investments in securities, at market value (cost $924,398)                        $       1,049,060

Other assets
   Accrued interest                                                                          22,972
                                                                               ------------------------
Total other assets                                                                           22,972
                                                                               ------------------------

Liabilities
   Advance from Trustee                                                                       1,025
                                                                               ------------------------
Total liabilities                                                                             1,025
                                                                               ------------------------

Excess of other assets over total liabilities                                                21,947
                                                                               ------------------------

Net assets (3,627 units of fractional undivided
   interest outstanding, $295.29 per unit)                                        $       1,071,007
                                                                               ========================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                             Statement of Operations


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Investment income
Interest                                                           $       94,950         $     188,948          $     226,753

Expenses
Trustee's fees                                                              4,070                 5,410                  6,041
Evaluator's fee                                                             1,375                 1,429                  1,483
Sponsor's advisory fee                                                        779                   816                    926
                                                                --------------------------------------------------------------------
Total expenses                                                              6,224                 7,655                  8,450
                                                                --------------------------------------------------------------------

Net investment income                                                      88,726               181,293                218,303
                                                                --------------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain on investments                                               37,382                60,503                 10,535
Unrealized appreciation (depreciation)
   on investments                                                         (72,337)             (145,628)                19,397
                                                                --------------------------------------------------------------------
Net gain (loss) on investments                                            (34,955)              (85,125)                29,932
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations               $       53,771          $     96,168          $     248,235
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                       Statement of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                             $         88,726       $        181,293      $        218,303
Realized gain on investments                                                37,382                 60,503                10,535
Unrealized appreciation (depreciation)
   on investments                                                          (72,337)              (145,628)               19,397
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations                        53,771                 96,168               248,235
                                                                --------------------------------------------------------------------

Distributions to Certificateholders
Investment income                                                           91,285                184,778               218,195
Principal                                                                  954,317                759,783               296,251

Redemptions
Interest                                                                     4,705                  3,904                 3,551
Principal                                                                  151,310                181,651               206,667
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                      1,201,617              1,130,116               724,664
                                                                --------------------------------------------------------------------

Total (decrease)                                                        (1,147,846)            (1,033,948)             (476,429)

Net assets
Beginning of year                                                        2,218,853              3,252,801             3,729,230
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment income of
   $67,510, $74,774 and $82,163, respectively)                     $     1,071,007       $      2,218,853      $      3,252,801
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                  Year ended June 30,
                                                      2000               1999                1998
                                                ---------------------------------------------------------
Net asset value, beginning of year**               $    543.44       $    745.71        $     805.10
                                                ---------------------------------------------------------

Interest income                                          24.63             44.74               50.42
Expenses                                                 (1.61)            (1.81)              (1.88)
                                                ---------------------------------------------------------
Net investment income                                    23.02             42.93               48.54
                                                ---------------------------------------------------------
Net gain or loss on investments (1)                       1.28            (20.60)               7.26
                                                ---------------------------------------------------------
Total from investment operations                         24.30             22.33               55.80
                                                ---------------------------------------------------------

Less distributions
   to Certificateholders
      Income                                             23.68             43.76               48.52
      Principal                                         247.55            179.92               65.88
   for Redemptions
      Interest                                            1.22               .92                 .79
                                                ---------------------------------------------------------
Total distributions                                     272.45            224.60              115.19
                                                ---------------------------------------------------------
Net asset value, end of year**                     $    295.29      $     543.44        $     745.71
                                                =========================================================


                                                        Year ended June 30,
                                                      1997                1996
                                                --------------------------------------

Net asset value, beginning of year**               $    813.54       $   1,041.33
                                                --------------------------------------

Interest income                                          53.94              61.72
Expenses                                                 (1.58)             (1.80)
                                                --------------------------------------
Net investment income                                    52.36              59.92
                                                --------------------------------------
Net gain or loss on investments (1)                       3.15             (12.10)
                                                --------------------------------------
Total from investment operations                         55.51              47.82
                                                --------------------------------------

Less distributions
   to Certificateholders
      Income                                             53.02              62.23
      Principal                                          10.47             212.41
   for Redemptions
      Interest                                             .46                .97
                                                --------------------------------------
Total distributions                                      63.95             275.61
                                                --------------------------------------
Net asset value, end of year**                     $    805.10       $     813.54
                                                ======================================

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998, 1997, 1996 and 1995 respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 3,855 ([4,083 + 3,627]/2) for 2000, 4,223 ([4,362 + 4,083]/2) for
    1999, 4,497 ([4,632 + 4,362]/2) for 1998, 4,729 ([4,826 + 4,632]/2) for 1997
    and of 4,906 ([4,985 + 4,826]/2) for 1996.

**  Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                          Notes to Financial Statements

                                  June 30, 2000


1. Organization

Municipal Securities Trust, Multi-State Series 38, New York Trust (the "Trust") was organized on August 24, 1989 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co., LLC resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                    Notes to Financial Statements (continued)





4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 2000, 1999 and 1998, 456, 279 and 270 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.32 to $.96 per $1,000 of outstanding investment principal. In addition, a minimum fee of $15.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 2000, 1999 and 1998, the "Trustee's Fees" are comprised of Trustee fees of $1,476, $2,525 and $3,049 and other expenses of $2,594, $2,885 and $2,992 respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At June 30, 2000, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                        $       5,083,268
Less initial gross underwriting commission                           249,080
                                                         -----------------------
                                                                   4,834,188

Accumulated cost of securities sold, matured or called            (3,950,196)
Net unrealized appreciation                                          124,662
Undistributed net investment income                                   67,510
Distributions in excess of proceeds from investments                  (5,157)
                                                         -----------------------
Total                                                        $     1,071,007
                                                         =======================

                           Municipal Securities Trust

                      Multi-State Series 38, New York Trust

                    Notes to Financial Statements (continued)




5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $40,406.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                    Prospectus Part A Dated October 28, 2000


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 49

--------------------------------------------------------------------------------


                  The Trust is a unit investment trust designated Series 49 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under the law in effect at the time of issuance but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 2000 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio."

                  Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest.


NY/300335.1

Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit in the Trust represents a 1/3831st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price, which is the same as 3.627% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $600.06 plus accrued interest of $7.20 under the monthly distribution plan, $10.73 under the semi-annual distribution plan and $32.34 under the annual distribution plan, for a total of $607.26, $610.79 and $632.40, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of


                                       A-2
NY/300335.1
bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                                       A-3
NY/300335.1

                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
NY/300335.1

                           MUNICIPAL SECURITIES TRUST
                                   SERIES 49



              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------


Date of Deposit*:                             Minimum Principal Distribution:
  December 12, 1990                              $1.00 per Unit.
Principal Amount of Bonds ... $2,405,000      Weighted Average Life to Maturity:
Number of Units ............. 3,831              12.5 Years.
Fractional Undivided Inter-                   Minimum Value of Trust: Trust may
  est in Trust per Unit ..... 1/3831             be terminated if value of Trust
Principal Amount of                              is less than $4,000,000 in
  Bonds per Unit ............ $627.77            principal amount of Bonds.
Secondary Market Public                       Mandatory Termination Date: The
  Offering Price**                               earlier of December 31, 2035 or
  Aggregate Bid Price                            the disposition of the last
    of Bonds in Trust ....... $2,217,445+++      Bond in the Trust.
  Divided by 3,831 Units .... $578.82         Trustee***: The Chase Manhattan
  Plus Sales Charge of                           Bank.
    3.5% of Public                            Trustee's Annual Fee: Monthly plan
    Offering Price .......... $21.24             $1.02 per $1,000; semi-annual
  Public Offering Price                          plan $.54 per $1,000; and
    per Unit ................ $600.06+           annual plan is $.35 per $1,000.
Redemption and Sponsor's                      Evaluator: Kenny S&P Evaluation
  Repurchase Price                               Services.
    per Unit ................ $578.82+        Evaluator's Fee for Each
                                     +++         Evaluation: Minimum of $12 plus
                                     ++++        $.25 per each issue of Bonds in
Excess of Secondary Market                       excess of 50 issues (treating
  Public Offering Price                          separate maturities as separate
  over Redemption and                            issues).
  Sponsor's Repurchase                        Sponsor: ING Funds Distributor,
  Price per Unit ............ $21.24++++         Inc.
Difference between Public                     Sponsor's Annual Fee: Maximum of
  Offering Price per Unit                        $.25 per $1,000 principal
  and Principal Amount per                       amount of Bonds (see "Trust
  Unit Premium/(Discount).... $(27.71)           Expenses and Charges" in Part B
Evaluation Time:  4:00 p.m.                      of this Prospectus).
  New York Time.




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                          Monthly       Semi-Annual      Annual
                                          Option          Option         Option
                                          ------          ------         ------

Gross annual interest income# .........   $33.59          $33.59         $33.59
Less estimated annual fees and
  expenses ............................     1.48            1.29            .51
Estimated net annual interest             ______          ______         ______
  income (cash)# ......................   $32.11          $32.30         $33.08
Estimated interest distribution# ......     2.67           16.15          33.08
Estimated daily interest accrual# .....    .0892           .0897          .0918
Estimated current return#++ ...........    5.35%           5.38%          5.51%
Estimated long term return++ ..........    1.75%           1.80%          1.97%
Record dates ..........................   1st of        Dec. 1 and       Dec. 1
                                          each month    June 1
Interest distribution dates ...........   15th of       Dec. 15 and      Dec. 15
                                          each month    June 15



                                       A-5
NY/300335.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of June 30, 2000 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $7.20 monthly, $10.73 semi-annually and $32.34 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                      Distribu-
                                         Distributions of Interest    tions of
                                        During the Period (per Unit)  Principal
                                        ----------------------------  During
                            Net Asset*             Semi-                the
                Units Out-    Value     Monthly    Annual    Annual    Period
Period Ended     standing    Per Unit   Option     Option    Option   (Per Unit)
------------    ----------  ----------  -------    ------    ------   ----------


June 30, 1998      4,196      $739.02   $ 58.85   $ 59.21   $ 61.28    $107.79
June 30, 1999      3,902       605.60     48.45     48.79     56.97     116.24
June 30, 2000      3,831       588.94     42.61     42.94     42.45       -0-





----------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.



                                       A-6
NY/300335.1

                         INFORMATION REGARDING THE TRUST

                               AS OF JUNE 30, 2000



DESCRIPTION OF PORTFOLIO*
------------------------


                  The portfolio of the Trust consists of 8 issues representing obligations of issuers located in 4 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 31.2% of the Bonds are obligations of state and local housing authorities; approximately 25.6% are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Eight issues representing $2,405,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Hospital 3, Multi-Family Housing 2, Transit Facility 1 and University
2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of June 30, 2000, $250,000 (approximately 10.4% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 10.4% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 26.6% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 50.5% were purchased at a premium and approximately 12.5% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



----------

* Changes in the Trust Portfolio: From July 1, 2000 to September 15, 2000, the entire principal amount of the Bonds in portfolio nos. 5 and 6 and $260,000 of the principal amount of the Bond in portfolio no. 3 were called for redemption pursuant to pre-refunding provisions and are no longer contained in the Trust. $55,000 of the principal amount of the Bond in portfolio no.3 was called and is no longer contained in the Trust. 39 Units were redeemed from the Trust.



                                       A-7
NY/300335.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 49

We have audited the accompanying statement of net assets of Municipal Securities Trust, Series 49, including the portfolio, as of June 30, 2000 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations and statement of changes in net assets for each of the two years in the period ended June 30, 1999 and financial highlights for each of the four years in the period ended June 30, 1999 were audited by other auditors whose report thereon dated September 15, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 49 at June 30, 2000, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
October 16, 2000

                      Municipal Securities Trust, Series 49

                                    Portfolio

                                  June 30, 2000


                                                                                                                  Redemption
                Aggregate                                                                      Coupon           Feature (2)(4)
  Portfolio     Principal                                                                 Rate/Date(s) of     S.F.-Sinking Fund
     No.          Amount           Name of Issuer and Title of Bonds        Ratings (1)     Maturity (2)        Ref.-Refunding
-----------------------------------------------------------------------------------------------------------------------------------
      1        $    400,000  S.W. Ill. Dev. Auth. Hosp. Rev. Bonds (St.          A        8.000%            6/01/03 @100 S.F.
                                Elizabeth Med. Cntr.) Series 1990                         6/01/2010         6/01/01 @101 Ref.
      2             300,000  Mass. Hlth. & Ed. Facs. Auth. Rev. Bonds            A        8.000             7//01/03 @ 100 S.F.
                                Brockton Hosp. Issue Series B                             7/01/2007         7/31/00 @101 Ref.
      3             315,000  Boston Mass. Boston City Hosp. (FHA Insrd.         Aaa*      7.625             2/15/11 @100 S.F.
                                Mtg.) Rev. Bonds Series A                                 2/15/2021         8/15/00 @102 Ref.
      4             500,000  Mich. State Hsg. Dev. Auth. Rental Hsg. Rev.       AA-       7.550             4/01/11 @100 S.F.
                                Bonds 1990 Series B                                       4/01/2023         4/01/01 @102 Ref.
      5             250,000  Dorm. Auth. of the State of N.Y. City Univ.        Aaa*      7.875             7/01/08 @100 S.F.
                                Sys. Cnsldtd. Second Gen. Resolution Rev.                 7/01/2017         7/01/00 @102 Ref.
                                Bonds Series 1990 F
      6             250,000  Metro. Trans. Auth. N.Y. Trans. Facs. 1987         AAA       7.500             7/01/09 @ 100 S.F.
                                Serv. Cntrct. Bonds Series 3                              7/01/2016         7/01/00 @ 102 Ref.
      7             140,000  N.Y. State Urb. Dev. Corp. Prjt. Rev. Bonds         A        7.800             1/01/04 @ 100 S.F
                                (Clarkson Cntr. For Advanced Materials                    1/01/2020         1/01/01 @ 102 Ref.
                                Processing Loan) Series 1990
      8             250,000  Ill. Hsg. Dev. Auth. Multi-Fam. Hsg. Rev.           A+       0.000             7/01/06 @13.676 S.F
                                Bonds 1983 Series A                                       7/01/2025         None
               -------------
                $ 2,405,000  Total Investments (cost (3) $2,185,001)
               =============



                Aggregate
  Portfolio     Principal                                                          Market
     No.          Amount           Name of Issuer and Title of Bonds             Value (3)
--------------------------------------------------------------------------------------------------
      1        $    400,000  S.W. Ill. Dev. Auth. Hosp. Rev. Bonds (St.         $   408,820
                                Elizabeth Med. Cntr.) Series 1990
      2             300,000  Mass. Hlth. & Ed. Facs. Auth. Rev. Bonds               300,780
                                Brockton Hosp. Issue Series B
      3             315,000  Boston Mass. Boston City Hosp. (FHA Insrd.             322,484
                                Mtg.) Rev. Bonds Series A
      4             500,000  Mich. State Hsg. Dev. Auth. Rental Hsg. Rev.           516,015
                                Bonds 1990 Series B
      5             250,000  Dorm. Auth. of the State of N.Y. City Univ.            255,000
                                Sys. Cnsldtd. Second Gen. Resolution Rev.
                                Bonds Series 1990 F
      6             250,000  Metro. Trans. Auth. N.Y. Trans. Facs. 1987             255,000
                                Serv. Cntrct. Bonds Series 3
      7             140,000  N.Y. State Urb. Dev. Corp. Prjt. Rev. Bonds            145,117
                                (Clarkson Cntr. For Advanced Materials
                                Processing Loan) Series 1990
      8             250,000  Ill. Hsg. Dev. Auth. Multi-Fam. Hsg. Rev.               22,268
                                Bonds 1983 Series A
               -------------                                                 -------------------
                $ 2,405,000  Total Investments (cost (3) $2,185,001)            $ 2,225,484
               =============                                                 ===================


See accompanying footnotes to portfolio and notes to financial statements.

                      Municipal Securities Trust, Series 49

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for these identified by an asterisk(*) which are by Moody's Investor Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At June 30, 2000, the net unrealized appreciation of all the bonds was comprised of the following:

          Gross unrealized appreciation               $    49,158
          Gross unrealized depreciation                    (8,675)
                                                   -------------------
          Net unrealized appreciation                 $    40,483
                                                   ===================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 49

                             Statement of Net Assets

                                  June 30, 2000


Investments in securities, at market value (cost $2,185,001)                     $     2,225,484

Other assets
   Accrued interest                                                                       57,414
                                                                               ---------------------
Total other assets                                                                        57,414
                                                                               ---------------------

Liabilities
   Advance from Trustee                                                                   26,680
                                                                               ---------------------
Total liabilities                                                                         26,680
                                                                               ---------------------

Excess of other assets over total liabilities                                             30,734
                                                                               ---------------------

Net assets (3,831 units of fractional undivided
   interest outstanding, $588.94 per unit)                                       $     2,256,218
                                                                               =====================



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 49

                             Statement of Operations


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Investment income
Interest                                                           $     170,118          $    195,774           $     268,915

Expenses
Trustee's fees                                                             4,511                 5,109                   6,223
Evaluator's fee                                                            2,139                 2,191                   2,305
Sponsor's advisory fee                                                       667                   934                   1,033
                                                                --------------------------------------------------------------------
Total expenses                                                             7,317                 8,234                   9,561
                                                                --------------------------------------------------------------------

Net investment income                                                    162,801               187,540                 259,354
                                                                --------------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain (loss) on investments                                          405                (4,624)                  5,819
Unrealized (depreciation) on investments                                 (62,855)              (51,980)                (70,713)
                                                                --------------------------------------------------------------------
Net (loss) on investments                                                (62,450)              (56,604)                (64,894)
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations               $     100,351           $   130,936           $     194,460
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 49

                       Statement of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                              $       162,801       $        187,540      $        259,354
Realized gain (loss) on investments                                            405                 (4,624)                5,819
Unrealized (depreciation) on investments                                   (62,855)               (51,980)              (70,713)
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations                       100,351                130,936               194,460
                                                                --------------------------------------------------------------------

Distributions to certificateholders
Investment income                                                          164,728                203,191               262,008
Principal                                                                        -                487,743               469,102

Redemptions
Interest                                                                       843                  2,837                 6,451
Principal                                                                   41,613                175,053               305,794
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                        207,184                868,824             1,043,355
                                                                --------------------------------------------------------------------

Total (decrease)                                                          (106,833)              (737,888)             (848,895)

Net assets
Beginning of year                                                        2,363,051              3,100,939             3,949,834
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment
   income of $53,229, $55,999 and $74,487, respectively)           $     2,256,218       $      2,363,051      $      3,100,939
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 49

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                  Year ended June 30,
                                                       2000              1999              1998
                                                  ---------------- ----------------- -----------------
Net asset value, beginning of year**                 $  605.60         $   739.02        $   862.22
                                                  ---------------- ----------------- -----------------

Interest income                                          43.99              48.35             61.27
Expenses                                                 (1.89)             (2.03)            (2.18)
                                                  ---------------- ----------------- -----------------
Net investment income                                    42.10              46.32             59.09
                                                  ---------------- ----------------- -----------------
Net gain or loss on investments (1)                     (15.94)             (8.40)           (14.24)
                                                  ---------------- ----------------- -----------------
Total from investment operations                         26.16              37.92             44.85
                                                  ---------------- ----------------- -----------------

Less distributions
   to Certificateholders
      Income                                             42.60              50.18             59.70
      Principal                                           -                120.46            106.88
   for Redemptions
      Interest                                             .22                .70              1.47
                                                  ---------------- ----------------- -----------------
Total distributions                                      42.82             171.34            168.05
                                                  ---------------- ----------------- -----------------
Net asset value, end of year**                       $  588.94         $   605.60        $   739.02
                                                  ================ ================= =================


                                                          Year ended June 30,
                                                        1997               1996
                                                  ----------------- -------------------
Net asset value, beginning of year**                 $  871.59          $   983.64
                                                  ----------------- -------------------

Interest income                                          65.06               64.54
Expenses                                                 (2.00)              (1.84)
                                                  ----------------- -------------------
Net investment income                                    63.06               62.70
                                                  ----------------- -------------------
Net gain or loss on investments (1)                      (9.19)              (9.97)
                                                  ----------------- -------------------
Total from investment operations                         53.87               52.73
                                                  ----------------- -------------------

Less distributions
   to Certificateholders
      Income                                             62.23               64.90
      Principal                                           -                  99.77
   for Redemptions
      Interest                                            1.01                 .11
                                                  ----------------- -------------------
Total distributions                                      63.24              164.78
                                                  ----------------- -------------------
Net asset value, end of year**                       $  862.22          $   871.59
                                                  ================= ===================


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 3,867 ([3,902 + 3,831]/2) for 2000, 4,049 ([4,196 + 3,902]/2) for
    1999, 4,389 ([4,581 + 4,196]/2) for 1998, 4,764 ([4,947 + 4,581]/2) for 1997
    and of 4,966 ([4,985 + 4,947]/2) for 1996.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 49

                          Notes to Financial Statements

                                  June 30, 2000


1. Organization

Municipal Securities Trust, Series 49 (the "Trust") was organized on December 1, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co., LLC resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                      Municipal Securities Trust, Series 49

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                      Municipal Securities Trust, Series 49

                    Notes to Financial Statements (continued)




4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 2000, 1999 and 1998, 71, 294 and 385 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.02 per $1,000 of outstanding investment principal. In addition, a minimum fee of $12.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 2000, 1999 and 1998, the "Trustee's Fees" are comprised of Trustee fees of $2,189, $2,555 and $3,571 and other expenses of $2,322, $2,554 and $2,652, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At June 30, 2000, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                          $      5,080,621
Less initial gross underwriting commission                            248,950
                                                         -----------------------
                                                                    4,831,671

Accumulated cost of securities sold, matured or called             (2,661,126)
Net unrealized appreciation                                            40,483
Undistributed net investment income                                    53,229
Distributions in excess of proceeds from investments                   (8,039)
                                                         -----------------------
Total                                                        $      2,256,218
                                                         =======================

                      Municipal Securities Trust, Series 49

                    Notes to Financial Statements (continued)




5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $14,456.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                    Prospectus Part A Dated October 28, 2000


                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 44
                             (MULTIPLIER PORTFOLIO)

--------------------------------------------------------------------------------


                  The Trust consists of 2 separate unit investment trusts designated California Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under the law in effect at the time of issuance. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of June 30, 2000 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.

--------------------------------------------------------------------------------

                                           Principal        Secondary Market
                          Number of        Amount of         Offering Price
                            Units            Bonds         per Unit (06/30/00)
                          ---------        ---------       -------------------

California Trust            1,511          $1,470,000             $933.40
Virginia Trust              2,477          $2,430,000             $948.64


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond


NY/300336.1

Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

                  The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

                  Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit for the California Trust and 5.2% of the Public Offering Price, or 5.485% of the net amount invested in Bonds per Unit of the Virginia Trust. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the California Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $933.40 plus accrued interest of $7.48 under the monthly distribution plan, $11.37 under the semi-annual distribution plan and $36.12 under the annual distribution plan, for a total of $940.88, $944.77 and $969.52, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $948.64 plus accrued interest of $6.84 under the monthly



                                       A-2
NY/300336.1
distribution plan, $10.91 under the semi-annual distribution plan and $35.57 under the annual distribution plan, for a total of $955.48, $959.55 and $984.21, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See


                                       A-3
NY/300336.1

"Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested) plus net accrued interest for the California Trust and a sales charge of 5.2% of the Public Offering Price (5.485% of the net amount invested) plus net accrued interest for the Virginia Trust. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.


                                       A-4
NY/300336.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 44

                                CALIFORNIA TRUST




              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------

Date of Deposit*:                             Minimum Principal Distribution:
  December 9, 1993                               $1.00 per Unit.
Principal Amount of Bonds .. $1,470,000       Weighted Average Life to Maturity:
Number of Units ............ 1,511               21.2 Years.
Fractional Undivided Inter-                   Minimum Value of Trust: Trust may
  est in Trust per Unit .... 1/1511              be terminated if value of Trust
Principal Amount of                              is less than $1,000,000 in
  Bonds per Unit ........... $972.87             principal amount of Bonds.
Secondary Market Public                       Mandatory Termination Date: The
  Offering Price**                               earlier of December 31, 2043 or
  Aggregate Bid Price                            the disposition of the last
   of Bonds in Trust ....... $1,333,022+++       Bond in the Trust.
  Divided by 1,511 Units ... $882.21          Trustee***: The Chase Manhattan
  Plus Sales Charge of                           Bank.
   5.5% of Public                             Trustee's Annual Fee: Monthly plan
   Offering Price........... $51.19              $1.10 per $1,000; semi-annual
  Public Offering Price                          plan $.63 per $1,000; and
   per Unit ................ $933.40+            annual plan is $.36 per $1,000.
Redemption and Sponsor's                      Evaluator: Kenny S&P Evaluation
  Repurchase Price                               Services.
  per Unit ................. $882.21+         Evaluator's Fee for Each
                                    +++          Evaluation: Minimum of $7.50
                                    ++++         plus $.25 per each issue of
Excess of Secondary Market                       Bonds in excess of 50 issues
  Public Offering Price                          (treating separate maturities
  over Redemption and                            as separate issues).
  Sponsor's Repurchase                        Sponsor: ING Funds Distributor,
  Price per Unit ........... $51.19++++          Inc.
Difference between Public                     Sponsor's Annual Fee: Maximum of
  Offering Price per Unit                        $.25 per $1,000 principal
  and Principal Amount per                       amount of Bonds (see "Trust
  Unit Premium/(Discount)... $(39.47)            Expenses and Charges" in Part B
Evaluation Time:  4:00 p.m.                      of this Prospectus).
  New York Time.




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                          Monthly       Semi-Annual      Annual
                                          Option          Option         Option
                                          ------          ------         ------

Gross annual interest income# .........    $49.02        $49.02          $49.02
Less estimated annual fees and
  expenses ............................      2.95          2.53              --
Estimated net annual interest              ______        ______          ______
  income (cash)# ......................    $46.07        $46.49          $49.02
Estimated interest distribution# ......      3.83         23.24           49.02
Estimated daily interest accrual# .....     .1279         .1291           .1361
Estimated current return#++ ...........     4.94%         4.98%           5.25%
Estimated long term return++ ..........     5.09%         5.14%           5.15%
Record dates ..........................  1st of         Dec. 1 and      Dec. 1
                                         each month     June 1
Interest distribution dates ...........  15th of        Dec. 15 and     Dec. 15
                                         each month     June 15



                                       A-5
NY/300336.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 44

                                 VIRGINIA TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------

Date of Deposit*:                             Minimum Principal Distribution:
  December 9, 1993                               $1.00 per Unit.
Principal Amount of Bonds ... $2,430,000      Weighted Average Life to Maturity:
Number of Units ............. 2,477              19.3 Years.
Fractional Undivided Inter-                   Minimum Value of Trust: Trust may
  est in Trust per Unit ..... 1/2477             be terminated if value of Trust
Principal Amount of                              is less than $1,200,000 in
  Bonds per Unit ............ $981.03            principal amount of Bonds.
Secondary Market Public                       Mandatory Termination Date: The
  Offering Price**                               earlier of December 31, 2043 or
  Aggregate Bid Price                            the disposition of the last
    of Bonds in Trust ....... $2,227,729+++      Bond in the Trust.
  Divided by 2,477 Units..... $899.37         Trustee***: The Chase Manhattan
  Plus Sales Charge of 5.2%                      Bank.
    of Public Offering Price. $49.27          Trustee's Annual Fee: Monthly plan
  Public Offering Price                          $1.10 per $1,000; semi-annual
    per Unit ................ $948.64+           plan $.63 per $1,000; and
Redemption and Sponsor's                         annual plan is $.36 per $1,000.
  Repurchase Price                            Evaluator: Kenny S&P Evaluation
    per Unit ................ $899.37+           Services.
                                     +++      Evaluator's Fee for Each
                                     ++++        Evaluation: Minimum of $7.50
Excess of Secondary Market                       plus $.25 per each issue of
  Public Offering Price                          Bonds in excess of 50 issues
  over Redemption and                            (treating separate maturities
  Sponsor's Repurchase                           as separate issues).
  Price per Unit ...........  $49.27++++      Sponsor: ING Funds Distributor,
Difference between Public                        Inc.
  Offering Price per Unit                     Sponsor's Annual Fee: Maximum of
  and Principal Amount per                       $.25 per $1,000 principal
  Unit Premium/(Discount) ..  $(32.39)           amount of Bonds (see "Trust
Evaluation Time:  4:00 p.m.                      Expenses and Charges" in Part B
  New York Time.                                 of this Prospectus).





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                         Monthly         Semi-Annual      Annual
                                         Option            Option         Option
                                         ------            ------         ------

Gross annual interest income# .........   $51.01           $51.01          51.01
Less estimated annual fees and
  expenses ............................     2.50             2.13           1.97
Estimated net annual interest              _____            _____          _____
  income (cash)# ......................   $48.51           $48.88          49.04
Estimated interest distribution# ......     4.04            24.44          49.04
Estimated daily interest accrual# .....    .1347            .1357          .1362
Estimated current return#++ ...........    5.11%            5.15%          5.17%
Estimated long term return++ ..........    5.22%            5.26%          5.28%
Record dates ..........................  1st of          Dec. 1 and      Dec. 1
                                         each month      June 1
Interest distribution dates ...........  15th of         Dec. 15 and     Dec. 15
                                         each month      June 15



                                       A-6
NY/300336.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


   ** Certain amounts distributable as of June 30, 2000 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $7.48 monthly, $11.37 semi-annually and $36.12 annually for the California Trust and $6.84 monthly, $10.91 semi-annually and $35.57 annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    #    Does not include accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:



                                                                       Distribu-
                                          Distributions of Interest    tions of
                                         During the Period (per Unit)  Principal
                                         ----------------------------   During
                             Net Asset*             Semi-                the
                 Units Out-    Value     Monthly    Annual    Annual   Period
Period Ended      standing    Per Unit   Option     Option    Option  (Per Unit)
------------     ----------  ----------  -------    ------    ------  ----------

California Trust


June 30, 1998      1,881     $964.51     $48.11     $48.36        -0-    $16.21
June 30, 1999      1,670      934.79      47.16      47.44        -0-     16.34
June 30, 2000      1,511      892.68      46.90      47.34        -0-     10.99

Virginia Trust

June 30, 1998      2,901     $981.99     $49.55     $50.08     $50.16      -0-
June 30, 1999      2,771      953.16      49.07      49.59      49.82    $ 8.12
June 30, 2000      2,477      909.68      49.49      49.99      50.16     11.04




----------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-7
NY/300336.1

                        INFORMATION REGARDING THE TRUSTS
                               AS OF JUNE 30, 2000

DESCRIPTION OF PORTFOLIOS
-------------------------

California Trust*
----------------


                  Each Unit in the California Trust consists of a 1/1511th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $972.87 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the California Trust consists of 9 issues of 9 issuers located in California. None of the Bonds are obligations of state and local housing authorities; approximately 17% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. One issue comprising approximately 13.9% of the aggregate principal amount of the Bonds is a mortgage subsidy bond. Eight of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the issues representing the aggregate principal amount of the Bonds are general obligation bonds. All issues representing $1,470,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Apartments 1, Civic Center 1, Education 2, Hospital 1, Housing 1, Improvement Facility 1, Tax Allocation 1 and Transportation 1. For an explanation of the significance of these factors see "The State Trusts-- Portfolios" in Part B of this Prospectus.

                  As of June 30, 2000, $900,000 (approximately 61.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 6.8% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 24.9% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, none were purchased at a premium and approximately 13.9% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the California Trust are subject to the Federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



----------

* Changes in the Trust Portfolio: From July 1, 2000 to September 15, 2000, $30,000 of the principal amount of the Bond in portfolio no. 6 was sold and is no longer contained in the Trust. 32 Units were redeemed from the Trust.




                                       A-8
NY/300336.1

Virginia Trust*
--------------

                  Each Unit in the Virginia Trust consists of a 1/2477th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $981.03 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 12 issues of 10 issuers located in Virginia and 2 in Puerto Rico. Approximately 24.7% of the Bonds are obligations of state and local housing authorities; approximately 32.9% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. Two issues comprising approximately 12.3% of the aggregate principal amount of the Bonds are mortgage subsidy bonds. Eleven of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $250,000 of the principal amount of the Bonds is a general obligation bond. All 11 of the remaining issues representing $2,180,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge & Tunnel Authority 1, Educational Facility 1, Electric 1, Highway 1, Hospital 3, Housing 2, Multi-Family 1, Public Improvement 1 and Water Revenue 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

                  As of June 30, 2000, $950,000 (approximately 39.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $150,000 (approximately 6.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 12.3% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 42.4% were purchased at a premium and approximately 6.2% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


----------

* Changes in the Trust Portfolio: From July 1, 2000 to September 15, 2000, the entire principal amount of the Bond in portfolio no. 5 and $10,000 of the principal amount of the Bond in portfolio no. 7 were sold and are no longer contained in the Trust. 80 Units were redeemed from the Trust.



                                       A-9
NY/300336.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
   Municipal Securities Trust, Multi-State Series 44

We have audited the accompanying statements of net assets of Municipal Securities Trust Multi-State Series 44, (comprising, respectively, the California Trust, and Virginia Trust) including the portfolios, as of June 30, 2000 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations and statements of changes in net assets for each of the two years in the period ended June 30, 1999 and financial highlights for each of the four years in the period ended June 30, 1999 were audited by other auditors whose report thereon dated September 15, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 44 at June 30, 2000, the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
October 16, 2000

                           Municipal Securities Trust

                              Multi-State Series 44

                                California Trust

                                    Portfolio

                                  June 30, 2000


                                                                                                            Redemption
                   Aggregate                                                             Coupon           Feature (2)(4)
     Portfolio     Principal                                                          Rate/Date(s)       S.F.-Sinking Fund
        No.         Amount        Name of Issuer and Title of Bonds    Ratings (1)   of Maturity (2)      Ref.-Refunding
-------------------------------------------------------------------------------------------------------------------------------
       1          $   250,000   Ca. Hlth. Facs. Fincg.                  AA-            5.000%         11/01/13 @ 100 S.F.
                                Auth. Insrd. Hosp. Rev.                                11/01/2018     11/01/03 @ 100 Opt.
                                Rfndg. Bonds (Marshall Hosp.)
                                Series 1993A

       2              205,000   Ca. Hsg. Finc. Agncy.                   Aa2*           5.700          2/01/15 @ 100 S.F.
                                Home Mtg. Rev. Bonds                                   2/01/2025      2/01/04 @ 102 Opt.
                                Series 1993B

       3              250,000   Ca. St. Pub. Wks. Bd.                   Aa3*           5.500          6/01/15 @ 100 S.F.
                                Lease Rev. Bonds                                       6/01/2019      6/01/03 @ 102 Opt.
                                (Univ. of Cal. Prjts.)
                                Series B

       4               20,000   Univ. of Ca. Certs. of                  Aa3*           5.500          11/01/12 @ 100 S.F.
                                Part. Rfdg. Rev. Bonds                                 11/01/2014     11/01/03 @ 102 Opt.
                                (UCLA Cntr. Chiller
                                Cogen Prjt.)

       5              115,000   Pleasanton Ca. Mtg.                     AAA            5.625          1/01/04 @ 100 S.F.
                                Rfng. Rev. Bonds                                       1/01/2026      7/01/03 @ 102 Opt.
                                (Gatewood Apts.) FHA
                                Insrd. Mtg. Ln. Series A

       6              105,000   Sacramento City Ca.                     A+             5.400          11/01/15 @ 100 S.F.
                                Fincg. Auth. Lease                                     11/01/2020     None
                                Rev. Rfndg. Bonds
                                Series 1993 B

       7              175,000   San Diego Ca. Muni.                     A+             5.375          6/01/19 @ 100 S.F.
                                Trans. Dstrct. Bd.                                     6/01/2023      6/01/03 @ 100 Opt.
                                Auth. Lease Rev.
                                Bonds (Old Town
                                Light Rail Trans. Ext.)

       8              250,000   San Francisco Ca. City                  A              5.400          8/01/19 @ 100 S.F.
                                & Cnty. Redev. Fincg.                                  8/01/2021      8/01/03 @ 103 Opt.
                                Tax Alloc. Redev. Prjt.
                                Series C

       9              100,000   City of San Marcos Ca.                  AAA            0.000          No Sinking Fund
                                (Civic Cntr. Twin Oaks                                 8/15/2022      None
                                Valley Rd. Lease Pub.
                                Wks. Yard Lease)
                                Series C
                 --------------
                 $ 1,470,000    Total Investments (Cost (3)
                                $1,359,600)
                 ==============


                   Aggregate
     Portfolio     Principal                                                 Market
        No.         Amount        Name of Issuer and Title of Bonds        Value (3)
-----------------------------------------------------------------------------------------
       1          $   250,000   Ca. Hlth. Facs. Fincg.                    $  228,905
                                Auth. Insrd. Hosp. Rev.
                                Rfndg. Bonds (Marshall Hosp.)
                                Series 1993A

       2              205,000   Ca. Hsg. Finc. Agncy.                        198,567
                                Home Mtg. Rev. Bonds
                                Series 1993B

       3              250,000   Ca. St. Pub. Wks. Bd.                        247,092
                                Lease Rev. Bonds
                                (Univ. of Cal. Prjts.)
                                Series B

       4               20,000   Univ. of Ca. Certs. of                        20,062
                                Part. Rfdg. Rev. Bonds
                                (UCLA Cntr. Chiller
                                Cogen Prjt.)

       5              115,000   Pleasanton Ca. Mtg.                          106,859
                                Rfng. Rev. Bonds
                                (Gatewood Apts.) FHA
                                Insrd. Mtg. Ln. Series A

       6              105,000   Sacremento City Ca.                          102,586
                                Fincg. Auth. Lease
                                Rev. Rfndg. Bonds
                                Series 1993 B

       7              175,000   San Diego Ca. Muni.                          167,981
                                Trans. Dstrct. Bd.
                                Auth. Lease Rev.
                                Bonds (Old Town
                                Light Rail Trans. Ext.)

       8              250,000   San Francisco Ca. City                       233,873
                                & Cnty. Redev. Fincg.
                                Tax Alloc. Redev. Prjt.
                                Series C

       9              100,000   City of San Marcos Ca.                        27,922
                                (Civic Cntr. Twin Oaks
                                Valley Rd. Lease Pub.
                                Wks. Yard Lease)
                                Series C
                 --------------                                         -----------------
                 $ 1,470,000    Total Investments (Cost (3)             $ 1,333,847
                                $1,359,600)
                 ==============                                         =================


See accompanying footnotes to portfolio and notes to financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                 Virginia Trust

                                    Portfolio

                                  June 30, 2000

                                                                                                             Redemption
                    Aggregate                                                              Coupon          Feature (2)(4)
     Portfolio      Principal                                                           Rate/Date(s)      S.F.-Sinking Fund
        No.          Amount         Name of Issuer and Title of Bonds     Ratings (1)  of Maturity (2)     Ref.-Refunding
---------------------------------------------------------------------------------------------------------------------------
          1        $  300,000    Va. Cllg. Bldg. Auth.                        A+         5.750%         4/01/06 @ 100 S.F.
                                 Ed. Facs. Rev. Rfndg. Bonds                             4/01/2014      4/01/03 @ 102 Opt.
                                 (Hampton Univ. Prjt.) Series 1993

          2           150,000    Va. Hsg. Dev. Auth.                          AA+        5.250          1/01/17 @ 100 S.F.
                                 Cmmnwlth. Mtg.                                          7/01/2023      7/01/03 @ 102 Opt.
                                 Rev. Bonds Series 1993H

          3           150,000    Va Hsg. Dev. Auth.                           AA+        5.250          1/01/24 @ 100 S.F.
                                 Cmmnwlth. Mtg. Rev.                                     7/01/2027      7/01/03 @ 102 Opt.
                                 Bonds Series 1993H

          4           300,000    Albemarle Cnty. Va.                          A2*        5.500          10/01/16 @ 100 S.F.
                                 Ind. Dev. Auth. Hosp.                                   10/01/2020     10/01/03 @ 102 Opt.
                                 Rfndg. Rev. Bonds (Martha Jefferson
                                 Hosp.) Series 1993

          5            70,000    Chesapeake Bay Va.                           AAA        5.750          7/01/23 @ 100 S.F.
                                 Bridge & Tunnel                                         7/01/2025      7/01/01 @ 100 Opt.
                                 Commsn. Dist. Rev. Rfndg. Bonds
                                 (MBIA Corp.)

          6           250,000    Fairfax Cnty. Va. Dev.                       AA         5.000          8/15/20 @ 100 S.F.
                                 Auth. Hosp. Rev. Rfndg. Bonds                           8/15/2023      None
                                 (Inova Hlth. Sys. Hosps. Prjt.)
                                 Series 1993A

          7           110,000    Fairfax Cnty. Va. Wtr.                       AA         5.750          4/01/09 @ 100 S.F.
                                 Auth. Wtr. Rfndg. Rev.                                  4/01/2014      4/01/02 @ 102 Opt.
                                 Bonds Series 1992

          8           300,000    Harrisonburg Va.                             AA         6.300          3/01/10 @ 100 S.F.
                                 Redev. & Hsg. Auth.                                     3/01/2016      3/01/03 @ 102 Opt.
                                 Multifam. Hsg. Rev. Rfndg. Bonds
                                 (Hanover Crossing Aprtmts. Prjt.)
                                 Series 1993

          9           250,000    City of Richmond Va.                         AA         5.500          1/15/18 @ 100 S.F.
                                 Genl. Oblig. Pub. Imprvmnt.                             1/15/2022      1/15/03 @ 102 Opt.
                                 Rfndg. Bonds Series 1993 A

         10           250,000    Roanoke Va. Ind. Dev.                        AAA        5.250          No Sinking Fund
                                 Auth. Hosp. Rev. Rfndg. Bonds                           7/01/2025      7/01/03 @ 102 Opt.
                                 (Roanoke Mem. Hosps. Cmmnty. Hosp.
                                 & Roanoke Valley, Franklin Mem. Hosp.
                                 & St. Albans Psychiatric Hosp. Prjt.)
                                 Series 1993 A (MBIA Corp.)

         11           150,000    P.R. Hwy. & Trans. Auth. Hwy. Rev.            A         5.500          7/01/16 @ 100 S.F.
                                 Rfndg. Bonds Series X                                   7/01/2019      7/01/03 @ 101.5 Opt

         12           150,000    P.R. Elec. Pwr. Auth. Pwr. Rev.             BBB+        0.000          No Sinking Fund
                                 Bonds Series O                                          7/01/2017      None
                  --------------
                   $2,430,000    Total Investments (Cost (3) $2,319,226)
                  ==============



                    Aggregate
     Portfolio      Principal                                                       Market
        No.          Amount         Name of Issuer and Title of Bonds             Value (3)
----------------------------------------------------------------------------------------------
          1        $  300,000    Va. Cllg. Bldg. Auth.                             $  302,820
                                 Ed. Facs. Rev. Rfndg. Bonds
                                 (Hampton Univ. Prjt.) Series 1993

          2           150,000    Va. Hsg. Dev. Auth.                                  135,029
                                 Cmmnwlth. Mtg.
                                 Rev. Bonds Series 1993H

          3           150,000    Va Hsg. Dev. Auth.                                   133,405
                                 Cmmnwlth. Mtg. Rev.
                                 Bonds Series 1993H

          4           300,000    Albemarle Cnty. Va.                                  281,517
                                 Ind. Dev. Auth. Hosp.
                                 Rfndg. Rev. Bonds (Martha Jefferson
                                 Hosp.) Series 1993

          5            70,000    Chesapeake Bay Va.                                    70,944
                                 Bridge & Tunnel
                                 Commsn. Dist. Rev. Rfndg. Bonds
                                 (MBIA Corp.)

          6           250,000    Fairfax Cnty. Va. Dev.                               222,653
                                 Auth. Hosp. Rev. Rfndg. Bonds
                                 (Inova Hlth. Sys. Hosps. Prjt.)
                                 Series 1993A

          7           110,000    Fairfax Cnty. Va. Wtr.                               111,467
                                 Auth. Wtr. Rfndg. Rev.
                                 Bonds Series 1992

          8           300,000    Harrisonburg Va.                                     306,153
                                 Redev. & Hsg. Auth.
                                 Multifam. Hsg. Rev. Rfndg. Bonds
                                 (Hanover Crossing Aprtmts. Prjt.)
                                 Series 1993

          9           250,000    City of Richmond Va.                                 241,132
                                 Genl. Oblig. Pub. Imprvmnt.
                                 Rfndg. Bonds Series 1993 A

         10           250,000    Roanoke Va. Ind. Dev.                                227,983
                                 Auth. Hosp. Rev. Rfndg. Bonds
                                 (Roanoke Mem. Hosps. Cmmnty. Hosp.
                                 & Roanoke Valley, Franklin Mem. Hosp.
                                 & St. Albans Psychiatric Hosp. Prjt.)
                                 Series 1993 A (MBIA Corp.)

         11           150,000    P.R. Hwy. & Trans. Auth. Hwy. Rev.                   147,228
                                 Rfndg. Bonds Series X                       .

         12           150,000    P.R. Elec. Pwr. Auth. Pwr. Rev.                       56,367
                                 Bonds Series O
                  --------------                                                 -------------
                   $2,430,000    Total Investments (Cost (3) $2,319,226)           $2,236,698
                  ==============                                                 =============


   See accompanying footnotes to portfolio and notes to financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investor Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At June 30, 2000, the net unrealized depreciation of all the bonds was comprised of the following:

                                            California Trust      Virginia
                                                                   Trust
                                          ----------------------------------

        Gross unrealized appreciation        $     2,747       $     5,325
        Gross unrealized depreciation            (28,500)          (87,853)
                                          ----------------------------------
        Net unrealized (depreciation)        $   (25,753)      $   (82,528)
                                          ==================================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                            Statements of Net Assets

                                  June 30, 2000


                                                                              California Trust         Virginia
                                                                                                         Trust
                                                                            ------------------------------------------

Investments in securities, at market value
   (cost $1,359,600 and $2,319,226, respectively)                             $     1,333,847        $    2,236,698

Other assets
   Accrued interest                                                                    18,665                47,606
                                                                            --------------------- --------------------
Total other assets                                                                     18,665                47,606
                                                                            ------------------------------------------

Liabilities
   Accrued expenses                                                                       450                     -
   Advance from Trustee                                                                 3,221                31,030
                                                                            ------------------------------------------
Total liabilities                                                                       3,671                31,030
                                                                            ------------------------------------------

Excess of other assets over total liabilities                                          14,994                16,576
                                                                            ------------------------------------------

Netassets (1,511 and 2,477 units of fractional  undivided interest
   outstanding, $892.68 and $909.68 per unit, respectively)                   $     1,348,841        $    2,253,274
                                                                            ===========================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                California Trust

                            Statements of Operations


                                                                                          Year ended June 30,
                                                                             2000                 1999                 1998
                                                                      --------------------------------------------------------------
Investment income
Interest                                                                 $       76,869       $     91,031         $      103,710

Expenses
Trustee's fees                                                                    3,829              3,029                  3,447
Evaluator's fee                                                                   2,062              2,113                  2,222
Sponsor's advisory fee                                                              395                503                    614
                                                                      --------------------------------------------------------------
Total expenses                                                                    6,286              5,645                  6,283
                                                                      --------------------------------------------------------------

Net investment income                                                            70,583             85,386                 97,427
                                                                      --------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain on investments                                                      1,040             22,450                  3,045
Unrealized appreciation (depreciation)
   on investments                                                               (51,373)           (42,130)                87,908
                                                                      --------------------------------------------------------------
Net gain (loss) on investments                                                  (50,333)           (19,680)                90,953
                                                                      --------------------------------------------------------------
Net increase in net assets resulting from operations                     $       20,250        $    65,706         $      188,380
                                                                      ==============================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                 Virginia Trust

                            Statements of Operations


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Investment income
Interest                                                           $      135,315         $    150,214           $     155,558

Expenses
Trustee's fees                                                              4,131                4,444                   4,734
Evaluator's fee                                                             2,062                2,114                   2,222
Sponsor's advisory fee                                                        703                  730                     738
                                                                --------------------------------------------------------------------
Total expenses                                                              6,896                7,288                   7,694
                                                                --------------------------------------------------------------------

Net investment income                                                     128,419              142,926                 147,864
                                                                --------------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain (loss) on investments                                           (54)               1,503                   2,872
Unrealized appreciation (depreciation)
   on investments                                                         (94,196)             (61,585)                130,286
                                                                --------------------------------------------------------------------
Net gain (loss) on investments                                            (94,250)             (60,082)                133,158
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations
                                                                   $       34,169          $    82,844          $      281,022
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                California Trust

                       Statements of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                              $        70,583       $         85,386      $         97,427
Realized gain on investments                                                 1,040                 22,450                 3,045
Unrealized appreciation (depreciation)
   on investments                                                          (51,373)               (42,130)               87,908
                                                                --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                               20,250                 65,706               188,380
                                                                --------------------------------------------------------------------

Distributions to Certificateholders
Investment income                                                           72,774                 85,333                97,316
Principal                                                                   16,617                 27,650                32,474

Redemptions
Interest                                                                        11                  1,884                 1,988
Principal                                                                  143,103                203,978               176,355
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                        232,505                318,845               308,133
                                                                --------------------------------------------------------------------

Total (decrease)                                                          (212,255)              (253,139)             (119,753)

Net assets
Beginning of year                                                        1,561,096              1,814,235             1,933,988
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment income of
   $22,983, $25,185 and $27,016, respectively)                     $     1,348,841       $      1,561,096      $      1,814,235
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                 Virginia Trust

                       Statements of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                             $        128,419       $        142,926      $        147,864
Realized gain on investments                                                   (54)                 1,503                 2,872
Unrealized appreciation (depreciation)
   on investments                                                          (94,196)               (61,585)              130,286
                                                                --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                               34,169                 82,844               281,022
                                                                --------------------------------------------------------------------

Distributions to Certificateholders
Investment income                                                          129,411                142,001               147,075
Principal                                                                   28,468                 23,402                 9,913

Redemptions
Interest                                                                     3,258                  1,279                 1,071
Principal                                                                  260,966                123,704                95,854
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                        422,103                290,386               253,913
                                                                --------------------------------------------------------------------

Total (decrease)                                                          (387,934)              (207,542)               27,019

Net assets
Beginning of year                                                        2,641,208              2,848,750             2,821,641
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment income of
   $37,238, $41,488 and $41,842, respectively)                     $     2,253,274       $      2,641,208      $      2,848,750
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                California Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                             Year ended June 30,
                                                   2000            1999            1998             1997             1996
                                              ----------------------------------------------------------------------------------
Net asset value, beginning of year**             $  934.79       $  964.51       $  936.56        $ 899.72        $  868.49
                                              ----------------------------------------------------------------------------------

Interest income                                      48.31           51.26           52.56           56.23            52.55
Expenses                                             (3.95)          (3.18)          (3.18)          (2.92)           (2.66)
                                              ----------------------------------------------------------------------------------
Net investment income                                44.36           48.08           49.38           53.31            49.89
                                              ----------------------------------------------------------------------------------
Net gain or loss on investments(1)                  (30.28)         (13.12)          45.36           46.30            31.06
                                              ----------------------------------------------------------------------------------
Total from investment operations                     14.08           34.96           94.74           99.61            80.95
                                              ----------------------------------------------------------------------------------
S
Less distributions
   to Certificateholders
      Income                                         45.74           48.05           49.32           53.34            49.65
      Principal                                      10.44           15.57           16.46            7.54             -
   for Redemptions
      Interest                                         .01            1.06            1.01            1.89              .07
                                              ----------------------------------------------------------------------------------
Total distributions                                  56.19           64.68           66.79           62.77            49.72
                                              ----------------------------------------------------------------------------------
Net asset value, end of year**                   $  892.68       $  934.79       $  964.51        $ 936.56        $  899.72
                                              ==================================================================================

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 1,591 ([1,670 + 1,511/2) for 2000, 1,776 ([1,881 + 1,670]/2) for
    1999,  1,973  ([2,065 + 1,881]/2)  for 1998,  2,259  ([2,453 + 2,065]/2) for
    1997, and of 2,463 ([2,473 + 2,453]/2) for 1996.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                                 Virginia Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                             Year ended June 30,
                                                   2000           1999            1998             1997              1996
                                              ----------------------------------------------------------------------------------
Net asset value, beginning of year**            $  953.16       $  981.99      $  940.55         $ 921.03         $ 899.78
                                              ----------------------------------------------------------------------------------

Interest income                                     51.57           52.97          52.71            53.10            53.54
Expenses                                            (2.63)          (2.57)         (2.61)           (2.40)           (2.39)
                                              ----------------------------------------------------------------------------------
Net investment income                               48.94           50.40          50.10            50.70            51.15
                                              ----------------------------------------------------------------------------------
Net gain or loss on investments (1)                (31.01)         (20.46)         44.90            35.95            21.80
                                              ----------------------------------------------------------------------------------
Total from investment operations                    17.93           29.94          95.00            86.65            72.95
                                              ----------------------------------------------------------------------------------

Less distributions
   to Certificateholders
      Income                                        49.32           50.07          49.84            50.30            51.70
      Principal                                     10.85            8.25           3.36            16.83             -
   for Redemptions
      Interest                                       1.24             .45            .36             -                -
                                              ----------------------------------------------------------------------------------
Total distributions                                 61.41           58.77          53.56            67.13            51.70
                                              ----------------------------------------------------------------------------------
Net asset value, end of year**                  $  909.68       $  953.16      $  981.99         $ 940.55         $ 921.03
                                              ==================================================================================

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,624 ([2,771 + 2,477]/2) for 2000, 2,836 ([2,901 + 2,771]/2) for
    1999,  2,951  ([3,000 + 2,901]/2)  for 1998,  3,000  ([3,000 + 3,000]/2) for
    1997, and of 3,000 ([3,000 + 3,000]/2) for 1996.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 44

                          Notes to Financial Statements

                                  June 30, 2000


1. Organization

Municipal Securities Trust, Multi-State Series 44 (the "Trust") (comprising, respectively, the California Trust and Virginia Trust) was organized on December 9, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co., LLC resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Riech & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                           Municipal Securities Trust

                              Multi-State Series 44

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                           Municipal Securities Trust

                              Multi-State Series 44

                    Notes to Financial Statements (continued)




4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 2000, 1999 and 1998, 159, 211 and 184 units were redeemed in the California Trust, respectively. respectively. For the years ended June 30, 2000, 1999 and 1998, 294, 130 and 99 units were redeemed in the Virginia Trust, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $7.50 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 2000, the "Trustee's Fees" are comprised of Trustee fees of $1,639 and $2,290 and other expenses of $2,190 and 1,841 for the California, and Virginia Trusts, respectively. For the year ended June 30, 1999, the "Trustee's Fees" are comprised of Trustee fees of $1,932, and $2,626 and other expenses of $1,097 and $1,818 for the California and Virginia Trusts, respectively. For the year ended June 30, 1998, the "Trustee's Fees" are comprised of Trustee fees of $2,329, and $2,881 and other expenses of $1,118 and $1,853 for the California and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

                           Municipal Securities Trust

                              Multi-State Series 44

                    Notes to Financial Statements (continued)




5. Net Assets

At June 30, 2000, the net assets of the Trust represented the interest of Certificateholders as follows:


                                                  California Trust             Virginia
                                                                                Trust
                                               ------------------------------------------------
  Original cost to Certificateholders              $     2,486,272        $       3,033,293
  Less initial gross underwriting commission               121,827                  148,631
                                               ------------------------------------------------
                                                         2,364,995                2,884,662

  Accumulated cost of securities sold,
     matured or called                                  (1,012,009)                (577,129)
  Net unrealized (depreciation)                            (25,753)                 (82,528)
  Undistributed net investment income                       22,983                   37,238
  Distributions in excess of proceeds
     from investments                                         (825)                  (8,969)
                                               ------------------------------------------------
  Total                                            $     1,348,841          $     2,253,274
                                               ================================================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,500 and 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $7,164, and $11,693 for the California and Virginia Trust, respectively.

                           Municipal Securities Trust

                              Multi-State Series 44

                    Notes to Financial Statements (continued)




6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                   Prospectus Part A Dated October 28, 2000


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 53




            The Trust is a unit investment trust designated Series 53 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under the law in effect at the time of issuance but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 2000 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



            THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

            Some of the Bonds in the Portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued


NY/300337.1
with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

            Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


            Each Unit in the Trust represents a 1/3185th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.5% of the Public Offering Price, which is the same as 4.712% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $910.63 plus accrued interest of $8.36 under the monthly distribution plan, $12.84 under the semi-annual distribution plan and $39.77 under the annual distribution plan, for a total of $918.99, $923.47 and $950.40, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)



            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".



                                       A-2
NY/300337.1

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


            MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market



                                       A-3
NY/300337.1
repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 4.5% of the Public Offering Price (4.712% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
NY/300337.1

                           MUNICIPAL SECURITIES TRUST
                                    SERIES 53



              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------



Date of Deposit*:  November 19, 1992                             Weighted Average Life to Maturity:
Principal Amount of Bonds....................... $2,885,000        17.0 Years.
Number of Units ................................ 3,185           Minimum Value of Trust:
Fractional Undivided Inter-                                        Trust may be terminated if value
 est in Trust per Unit ......................... 1/3185            of Trust is less than $1,600,000
Principal Amount of                                                in principal amount of Bonds.
 Bonds per Unit ................................ $905.81         Mandatory Termination Date:
Secondary Market Public                                            The earlier of December 31, 2041
 Offering Price**                                                  or the disposition of the last
 Aggregate Bid Price                                               Bond in the Trust.
 of Bonds in Trust ............................. $2,771,377+++   Trustee***: The Chase Manhattan
 Divided by 3,185 Units ..... .................. $870.13           Bank.
 Plus Sales Charge of 4.5%                                       Trustee's Annual Fee: Monthly
  of Public Offering Price...................... $40.50            plan $1.10 per $1,000; semi-annual
 Public Offering Price                                             plan $.63 per $1,000; and annual
 per Unit ...................................... $910.63+          plan is $.36 per $1,000.
Redemption and Sponsor's                                         Evaluator: Kenny S&P Evaluation
 Repurchase Price                                                  Services.
 per Unit ...................................... $870.13+        Evaluator's Fee for Each
                                                        +++        Evaluation: Minimum of $8 plus
                                                        +++        $.25 per each issue of Bonds in
Excess of Secondary Market                                         excess of 50 issues (treating
 Public Offering Price                                             separate maturities as separate
 over Redemption and                                               issues).
 Sponsor's Repurchase                                            Sponsor: ING Funds Distributor, Inc.
 Price per Unit ................................ $40.50++++      Sponsor's Annual Fee: Maximum of
Difference between Public                                          $.25 per $1,000 principal amount
 Offering Price per Unit                                           of Bonds (see"Trust Expenses and
 and Principal Amount per                                          Charges" in Part B of this
 Unit Premium/(Discount) ....................... $4.82             Prospectus).
Evaluation Time:  4:00 p.m.
 New York Time.
Minimum Principal Distribution:
 $1.00 per Unit.


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                          Monthly     Semi-Annual      Annual
                                          Option        Option         Option
                                          ------        ------         ------


Gross annual interest income# .........   $55.29       $55.29         $55.29
Less estimated annual fees and
  expenses ............................     2.15         1.80           1.69
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $53.14       $53.49         $53.60
Estimated interest distribution# ......     4.42        26.74          53.60
Estimated daily interest accrual# .....    .1476        .1485          .1488
Estimated current return#++ ...........    5.84%        5.87%          5.89%
Estimated long term return++ ..........    5.87%        5.91%          5.92%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15




                                       A-5
NY/300337.1

                Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** The proceeds from securities distributable as of June 30, 2000 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $8.36 monthly, $12.84 semi-annually and $39.77 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.




                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:


                                                                    Distribu-
                                        Distributions of Interest   tions of
                                       During the Period (per Unit) Principal
                                       ----------------------------  During
                            Net Asset*                       Semi-    the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)
------------     ---------- ---------- -------    ------     ------ ----------



June 30, 1998      $3,595    $951.42   $55.57     $55.11     $54.67    $ 7.18
June 30, 1999       3,481     921.64    53.85      54.11      54.38     15.08
June 30, 2000       3,185     882.29    54.12      54.53      54.85      4.08



----------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.



                                       A-6
NY/300337.1

                         INFORMATION REGARDING THE TRUST
                             AS OF JUNE 30, 2000



DESCRIPTION OF PORTFOLIO*
------------------------


             The portfolio of the Trust consists of 8 issues representing obligations of issuers located in 6 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 15.9% of the Bonds are obligations of state and local housing authorities; approximately 25.6% are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities; and approximately 8.3% are "mortgage subsidy" bonds. Seven of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Eight issues representing $2,885,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Hospital 2, Multi-Family Housing 1, Nursing Home 1, Pollution Facility 1, Single Family Mortgage Revenue 1, Toll Road 1 and Transportation 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

             As of June 30, 2000, $220,000 (approximately 7.6% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $220,000 (approximately 7.6% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 67.9% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 8.5% were purchased at a premium and approximately 16% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


             None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


----------

* Changes in the Trust Portfolio: From July 1, 2000 to September 15, 2000, the entire principal amount of the Bond in portfolio no. 5a was called and is no longer contained in the Trust.




                                       A-7
NY/300337.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 53

We have audited the accompanying statement of net assets of Municipal Securities Trust, Series 53, including the portfolio, as of June 30, 2000 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations and statement of changes in net assets for each of the two years in the period ended June 30, 1999 and financial highlights for each of the four years in the period ended June 30, 1999 were audited by other auditors whose report thereon dated September 15, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 53 at June 30, 2000, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
New York, New York
October 16, 2000

                      Municipal Securities Trust, Series 53

                                    Portfolio

                                  June 30, 2000

                                                                                                                      Redemption
               Aggregate                                                                            Coupon          Feature (2)(4)
 Portfolio     Principal                                                                        Rate/Date(s) of    S.F.-Sinking Fund
    No.          Amount             Name of Issuer and Title of Bonds            Ratings (1)     Maturity (2)       Ref.-Refunding
------------------------------------------------------------------------------------------------------------------------------------
      1        $ 500,000   IL. Hlth. Facs. Auth. Rev. Bonds (Alexian Bros.      BAA1*          6.800%             1/01/16 @ 100 S.F.
                           Med. Center Inc. Prjt.) Series 1992A                                1/01/2022          1/01/02 @ 102 Ref.

      2          285,000   Il. State Toll Hwy. Auth. Toll. Hwy. Priority Rev.   AA-            6.375              1/01/13 @ 100 S.F.
                           Bonds 1992 Series A                                                 11/01/2015         1/01/03 @ 102 Ref.

      3          460,000   Village of Streamwood Il Multi-Fam. Hsg. Rev.        Aa2*           6.700              5/01/07 @ 100 S.F.
                           Bonds (FHA Insrd. Mtg. Loan-Southgate Manors                        11/01/2028         1/01/01 @ 103 Ref.
                           Prjt.) Series 1992

      4          215,000   In. Trans. Finc. Auth. Arpt. Facs. Lease Rev.        A1*            6.250              11/01/12 @ 100 S.F
                           Bonds Series A                                                      11/01/2016         11/01/02 @ 102 Ref

      5          240,000   N.M. Mtg. Finc. Auth. Hosp. Sngle. Fam. Mtg.         AAA            6.900              1/01/13 @ 100 S.F.
                           Purch. Rfndg. Sr. Bonds 1992 Series A                               7/01/2024          7/01/02 @ 102 Ref.

      5a           5,000   N.M. Mtg. Finc. Auth. Hosp. Sngle. Fam. Mtg.         AAA            6.900              11/01/13 @ 100 S.F
                           Purch. Rfndg. Sr. Bonds 1992 Series A                               7/01/2024          7/01/00 @ 100 Ref.

      6          460,000   Richland Cnty. S.C. Poll. Cntrl. Rev. Rfndg. Bonds   A3*            6.550              No Sinking Fund
                           (Union Camp Corp. Prjt.) Series 1992C                               11/01/2020         11/01/02 @ 102 Ref

      7          500,000   Wisc. Hlth. & Ed. Facs. Auth. (Mercy Hosp. of        A2*            6.600              8/15/12 @ 100 S.F.
                           Janesville) Rev. Bonds                                              8/15/2022          8/15/02 @ 102 Ref.

      8          220,000   Savannah Ga. Econ. Dev. Auth. Rev. Bonds (Southern   Aaa*           0.000              No Sinking Fund
                           Care Corp. Fac.) Series 1991C                                       12/01/2021         None

              ------------
               $2,885,000  Total Investments (Cost (3) $2,694,109)
              ============



               Aggregate
 Portfolio     Principal                                                                  Market
    No.          Amount             Name of Issuer and Title of Bonds                    Value (3)
----------------------------------------------------------------------------------------------------

      1        $ 500,000   IL. Hlth. Facs. Auth. Rev. Bonds (Alexian Bros.               $ 523,035
                           Med. Center Inc. Prjt.) Series 1992A

      2          285,000   Il. State Toll Hwy. Auth. Toll. Hwy. Priority Rev.              300,598
                           Bonds 1992 Series A

      3          460,000   Village of Streamwood Il Multi-Fam. Hsg. Rev.                   474,757
                           Bonds (FHA Insrd. Mtg. Loan-Southgate Manors
                           Prjt.) Series 1992

      4          215,000   In. Trans. Finc. Auth. Arpt. Facs. Lease Rev.       .           218,231
                           Bonds Series A                                      .

      5          240,000   N.M. Mtg. Finc. Auth. Hosp. Sngle. Fam. Mtg.                    244,512
                           Purch. Rfndg. Sr. Bonds 1992 Series A

      5a           5,000   N.M. Mtg. Finc. Auth. Hosp. Sngle. Fam. Mtg.        .             5,000
                           Purch. Rfndg. Sr. Bonds 1992 Series A

      6          460,000   Richland Cnty. S.C. Poll. Cntrl. Rev. Rfndg. Bonds              458,924
                           (Union Camp Corp. Prjt.) Series 1992C               .

      7          500,000   Wisc. Hlth. & Ed. Facs. Auth. (Mercy Hosp. of                   498,105
                           Janesville) Rev. Bonds

      8          220,000   Savannah Ga. Econ. Dev. Auth. Rev. Bonds (Southern               47,758
                           Care Corp. Fac.) Series 1991C

              ------------                                                            ---------------
               $2,885,000  Total Investments (Cost (3) $2,694,109)                       $2,770,925
              ============                                                            ===============


See accompanying footnotes to portfolio and notes to financial statements.

                      Municipal Securities Trust, Series 53

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investor Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At June 30, 2000, the net unrealized appreciation of all the bonds was comprised of the following:

          Gross unrealized appreciation                $    82,207
          Gross unrealized depreciation                     (5,391)
                                                   ----------------------
          Net unrealized appreciation                  $    76,816
                                                   ======================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 53

                             Statement of Net Assets

                                  June 30, 2000

Investments in securities, at market value (cost $2,694,109)                      $       2,770,925

Other assets
   Accrued interest                                                                          59,022
                                                                               ------------------------
Total other assets                                                                           59,022
                                                                               ------------------------

Liabilities
   Advance from Trustee                                                                      19,852
                                                                               ------------------------
Total liabilities                                                                            19,852
                                                                               ------------------------

Excess of other assets over total liabilities                                                39,170
                                                                               ------------------------

Net assets (3,185 units of fractional undivided
   interest outstanding, $882.29 per unit)                                         $      2,810,095
                                                                               ========================



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 53

                             Statement of Operations


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Investment income
Interest                                                           $      186,011         $    200,889           $     211,282

Expenses
Trustee's fees                                                              5,049                5,409                   5,795
Evaluator's fee                                                             2,200                2,249                   2,369
Sponsor's advisory fee                                                        788                  848                     892
                                                                --------------------------------------------------------------------
Total expenses                                                              8,037                8,506                   9,056
                                                                --------------------------------------------------------------------

Net investment income                                                     177,974              192,383                 202,226
                                                                --------------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain on investments                                               15,804                5,564                  15,238
Unrealized appreciation (depreciation)
   on investments                                                        (134,257)             (57,953)                 54,689
                                                                --------------------------------------------------------------------
Net gain (loss) on investments                                           (118,453)             (52,389)                 69,927
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations               $       59,521          $   139,994          $      272,153
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 53

                       Statement of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                              $       177,974       $        192,383      $        202,226
Realized gain on investments                                                15,804                  5,564                15,238
Unrealized appreciation (depreciation)
   on investments                                                         (134,257)               (57,953)               54,689
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations                        59,521                139,994               272,153
                                                                --------------------------------------------------------------------

Distributions to Certificateholders
Investment income                                                          178,362                190,695               200,566
Principal                                                                   13,627                 52,813                26,191

Redemptions
Interest                                                                     3,840                  1,375                 1,688
Principal                                                                  261,843                107,205               119,343
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                        457,672                352,088               347,788
                                                                --------------------------------------------------------------------

Total (decrease)                                                          (398,151)              (212,094)              (75,635)

Net assets
Beginning of year                                                        3,208,246              3,420,340             3,495,975
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment income of
   $59,309, $63,537 and $63,224, respectively)                     $     2,810,095       $      3,208,246      $      3,420,340
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 53

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                               Year ended June 30,
                                                   2000              1999             1998              1997              1996
                                             ---------------------------------------------------------------------------------------
Net asset value, beginning of year**            $    921.64        $  951.42        $  939.27        $  917.46         $  985.71
                                             ---------------------------------------------------------------------------------------

Interest income                                       55.81            56.78            57.74            58.72             57.90
Expenses                                              (2.41)           (2.40)           (2.47)           (2.28)            (2.14)
                                             ---------------------------------------------------------------------------------------
Net investment income                                 53.40            54.38            55.27            56.44             55.76
                                             ---------------------------------------------------------------------------------------
Net gain or loss on investments (1)                  (34.00)          (14.94)           19.31            23.97             10.13
                                             ---------------------------------------------------------------------------------------
Total from investment operations                      19.40            39.44            74.58            80.41             65.89
                                             ---------------------------------------------------------------------------------------

Less distributions
   to Certificateholders
      Income                                          53.51            53.90            54.81            55.99             55.24
      Principal                                        4.09            14.93             7.16             2.01             78.70
   for Redemptions
      Interest                                         1.15             0.39             0.46             0.60              0.20
                                             ---------------------------------------------------------------------------------------
Total distributions                                   58.75            69.22            62.43            58.60            134.14
                                             ---------------------------------------------------------------------------------------
Net asset value, end of year**                  $    882.29        $  921.64        $  951.42        $  939.27         $  917.46
                                             =======================================================================================

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 3,333 ([3,481 + 3,185]/2) for 2000, 3,538 ([3,595 + 3,481]/2) for
    1999, 3,659 ([3,722 + 3,595]/2) for 1998, 3,818 ([3,913 + 3,722]/2) for 1997
    and of 3,936 ([3,958 + 3,913]/2) for 1996.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                      Municipal Securities Trust, Series 53

                          Notes to Financial Statements

                                  June 30, 2000


1. Organization

Municipal Securities Trust, Series 53 (the "Trust") was organized on November 19, 1992 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co., LLC resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                      Municipal Securities Trust, Series 53

2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                      Municipal Securities Trust, Series 53

4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 2000, 1999 and 1998, 296, 114 and 127 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 2000, 1999 and 1998, the "Trustee's Fees" are comprised of Trustee fees of $3,076, $3,290 and $3,668 and other expenses of $1,973, $2,119 and $2,127, respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At June 30, 2000, the net assets of the Trust represented the interest of Certificateholders as follows:


     Original cost to Certificateholders                              $      3,995,388
     Less initial gross underwriting commission                                195,774
                                                                  -----------------------
                                                                             3,799,614

     Accumulated cost of securities sold, matured or called                 (1,126,096)
     Net unrealized appreciation                                                76,816
     Undistributed net investment income                                        59,309
     Undistributed proceeds from investments                                       452
                                                                  -----------------------
     Total                                                            $      2,810,095
                                                                  =======================

                      Municipal Securities Trust, Series 53

5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $20,591.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                   Prospectus Part A Dated October 28, 2000


                           MUNICIPAL SECURITIES TRUST

                            MULTI-STATE SERIES 42
                            (MULTIPLIER PORTFOLIO)



            The Trust consists of 2 separate unit investment trusts designated New York Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

            This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of June 30, 2000 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.




                                           Principal          Secondary Market
                          Number of        Amount of           Offering Price
                            Units            Bonds           per Unit (06/30/00)
                          ---------        ---------         -------------------


New York Trust              2,023         $1,630,000              $  872.92
Virginia Trust              2,173         $1,750,000              $  814.05



      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


            THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".


NY/300338.1

            The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

            Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

            Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% for the New York Trust and 3.8% for the Virginia Trust of the Public Offering Price, or 4.166% for the New York Trust and 3.950% for the Virginia Trust of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the New York Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $872.92 plus accrued interest of $7.65 under the monthly distribution plan, $12.06 under the semi-annual distribution plan and $38.52 under the annual distribution plan, for a total of $880.57, $884.98 and $911.44, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $814.05 plus accrued interest of $6.64 under the monthly distribution plan, $10.45 under the semi-annual distribution plan and $34.27 under the annual



                                       A-2
NY/300338.1
distribution plan, for a total of $820.69, $824.50 and $848.32, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS.  Distributions of interest income, less expenses,
            -------------
will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in



                                       A-3
NY/300338.1
accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 4.0% for the New York Trust and 3.8% for the Virginia Trust of the Public Offering Price (4.166% for the New York Trust and 3.950% for the Virginia Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.



                                       A-4
NY/300338.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 42

                                 NEW YORK TRUST



              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------

Date of Deposit*:                              Minimum Principal Distribution:
  November 19, 1992                               $1.00 per Unit.
Principal Amount of Bonds ...  $1,630,000      Weighted Average Life to
Number of Units .............  2,023              Maturity: 16.9 Years.
Fractional Undivided Inter-                    Minimum Value of Trust: Trust may
  est in Trust per Unit .....  1/2023             be terminated if value of
Principal Amount of                               Trust is less than $1,000,000
  Bonds per Unit ............  $805.73            in principal amount of Bonds.
Secondary Market Public                        Mandatory Termination Date: The
  Offering Price**                                earlier of December 31, 2041
  Aggregate Bid Price                             or the disposition of the last
    of Bonds in Trust .......  $1,695,358+++      Bond in the Trust.
  Divided by 2,023 Units ....  $838.04         Trustee***: The Chase Manhattan
  Plus Sales Charge of 4.0%                       Bank.
    of Public Offering Price   $34.88          Trustee's Annual Fee: Monthly
  Public Offering Price                           plan $1.10 per $1,000;
    per Unit ................  $872.92+           semi-annual plan $.63 per
Redemption and Sponsor's                          $1,000; and annual plan is
  Repurchase Price                                $.36 per $1,000.
  per Unit ..................  $838.04+        Evaluator: Kenny S&P Evaluation
                                      +++         Services.
                                      ++++     Evaluator's Fee for Each
Excess of Secondary Market                        Evaluation: Minimum of $5 plus
  Public Offering Price                           $.25 per each issue of Bonds
  over Redemption and                             in excess of 50 issues
  Sponsor's Repurchase                            (treating separate maturities
  Price per Unit ............  $34.88++++         as separate issues).
Difference between Public                      Sponsor: ING Funds Distributor,
  Offering Price per Unit                         Inc.
  and Principal Amount per                     Sponsor's Annual Fee: Maximum of
  Unit Premium/(Discount) ...  $67.19             $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                       amount of Bonds (see "Trust
  New York Time.                                  Expenses and Charges" in Part
                                                  B of this Prospectus).






       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                           Monthly       Semi-Annual    Annual
                                           Option          Option       Option
                                           ------          ------       ------


Gross annual interest income# ...........  $54.87         $54.87         $54.87
Less estimated annual fees and
  expenses ..............................    2.13           1.97           2.03
Estimated net annual interest              ______         ______         ______
  income (cash)# ........................  $52.74         $52.90         $52.84
Estimated interest distribution# ........    4.39          26.45          52.84
Estimated daily interest accrual# .......   .1465          .1469          .1467
Estimated current return#++ .............   6.04%          6.06%          6.05%
Estimated long term return++ ............   2.92%          2.94%          2.93%
Record dates ............................  1st of        Dec. 1 and     Dec. 1
                                           each month    June 1
Interest distribution dates .............  15th of       Dec. 15 and    Dec. 15
                                           each month    June 15



                                       A-5
NY/300338.1

                           MUNICIPAL SECURITIES TRUST
                            MULTI-STATE SERIES 42

                                 VIRGINIA TRUST

              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 2000
              ----------------------------------------------------



Date of Deposit*:                                Minimum Principal Distribution:
  November 19, 1992                                $1.00 per Unit.
Principal Amount of Bonds ... $1,750,000         Weighted Average Life to
Number of Units ............. 2,173                Maturity: 10.7 Years.
Fractional Undivided Inter-                      Minimum Value of Trust: Trust
  est in Trust per Unit ..... 1/2173               may be terminated if value of
Principal Amount of                                Trust is less than $1,200,000
  Bonds per Unit ............ $805.34              in principal amount of Bonds.
Secondary Market Public                          Mandatory Termination Date: The
  Offering Price**                                 earlier of December 31, 2041
  Aggregate Bid Price                              or the disposition of the
    of Bonds in Trust ....... $1,702,216+++        last Bond in the Trust.
  Divided by 2,173 Units .... $783.35            Trustee***: The Chase Manhattan
  Plus Sales Charge of 3.8%                        Bank.
    of Public Offering Price  $30.70             Trustee's Annual Fee: Monthly
  Public Offering Price                            plan $1.10 per $1,000;
    per Unit ................ $814.05+             semi-annual plan $.63 per
Redemption and Sponsor's                           $1,000; and annual plan is
  Repurchase Price                                 $.36 per $1,000.
  per Unit .................. $783.35+           Evaluator: Kenny S&P Evalua-
                                     +++           tion Services.
                                     ++++        Evaluator's Fee for Each
Excess of Secondary Market                         Evaluation: Minimum of $5
  Public Offering Price                            plus $.25 per each issue of
  over Redemption and                              Bonds in excess of 50 issues
  Sponsor's Repurchase                             (treating separate maturities
  Price per Unit ............ $30.70++++           as separate issues).
Difference between Public                        Sponsor: ING Funds Distributor,
  Offering Price per Unit                          Inc.
  and Principal Amount per                       Sponsor's Annual Fee: Maximum
  Unit Premium/(Discount) ... $8.71                of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                        amount of Bonds (see "Trust
  New York Time.                                   Expenses and Charges" in Part
                                                   B of this Prospectus).






       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                          Monthly      Semi-Annual       Annual
                                          Option         Option          Option
                                          ------         ------          ------


Gross annual interest income# ..........  $47.37         $47.37          $47.37
Less estimated annual fees and
  expenses .............................    2.13           1.69             -0-
Estimated net annual interest             ______         ______          ______
  income (cash)# .......................  $45.24         $45.68          $47.37
Estimated interest distribution# .......    3.77          22.84           47.37
Estimated daily interest accrual# ......   .1256          .1268           .1315
Estimated current return#++ ............   5.56%          5.61%           5.82%
Estimated long term return++ ...........   4.79%          4.85%           4.80%
Record dates ...........................  1st of        Dec. 1 and      Dec. 1
                                          each month    June 1
Interest distribution dates ............  15th of       Dec. 15 and     Dec. 15
                                          each month    June 15



                                       A-6
NY/300338.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


   ** Certain amounts distributable as of June 30, 2000 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $7.65 monthly, $12.06 semi-annually and $38.52 annually for the New York Trust, and $6.64 monthly, $10.45 semi-annually and $34.27 annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds
      (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
      Redemption Price" in Part B of this Prospectus.

    # Does not include accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                      Distribu-
                                        Distributions of Interest     tions of
                                       During the Period (per Unit)   Principal
                                       ---------------------------      During
                            Net Asset*            Semi-                  the
                 Units Out-   Value    Monthly    Annual     Annual    Period
Period Ended      standing   Per Unit  Option     Option     Option   (Per Unit)
------------     ---------- ---------- -------    ------     ------   ----------


New York Trust
June 30, 1998    2,410     $  989.52   $58.17     $58.51     $58.56     $  5.06
June 30, 1999    2,246        958.91    57.67      58.07      58.18       10.47
June 30, 2000    2,023        849.49    53.60      53.86      56.08       87.53

Virginia Trust
June 30, 1998    2,759     $1,042.40   $60.12     $60.70      -0-       $  2.42
June 30, 1999    2,466        828.45    50.13      50.57      -0-        201.36
June 30, 2000    2,173        793.24    46.13      46.58      -0-         16.22




----------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-7
NY/300338.1

                        INFORMATION REGARDING THE TRUSTS
                             AS OF JUNE 30, 2000


DESCRIPTION OF PORTFOLIOS
-------------------------


New York Trust
--------------

       Each Unit in the New York Trust consists of a 1/2023rd undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $805.73 of principal amount of the Bonds currently held in the Trust. The Sponsor have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the New York Trust consists of 6 issues representing obligations of 5 issuers located in New York and 1 in Puerto Rico. Approximately 16.6% of the Bonds are obligations of state and local housing authorities; approximately 39% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two issues representing $520,000 of the principal amount of the Bonds are general obligation bonds. All four of the remaining issues representing $1,110,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Highway 1, Hospital 2 and Multi-Family Housing 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

       As of June 30, 2000, none of the Bonds were original issue discount bonds and none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 100% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


       None of the Bonds in the New York Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                       A-8
NY/300338.1

Virginia Trust*
--------------


       Each Unit in the Virginia Trust consists of a 1/2173rd undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $805.34 of principal amount of the Bonds currently held in the Trust. The Sponsor have participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which none of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 5 issues representing obligations of 4 issuers located in Virginia and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 54.2% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. Four of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Five issues representing $1,750,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport 1, Electric 1, Hospital 2 and University 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

       As of June 30, 2000, $1,300,000 (approximately 74.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $150,000 (approximately 8.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 25.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


       None of the Bonds in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


----------

* Changes in the Trust Portfolio: From July 1, 2000 to September 15, 2000, $50,000 of the principal amount of the Bond in portfolio no. 4 was sold and is no longer contained in the Trust. 53 Units were redeemed from the Trust.



                                       A-9
NY/300338.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 42

We have audited the accompanying statements of net assets of Municipal Securities Trust Multi-State Series 42, (comprising, respectively, the New York Trust and Virginia Trust) including the portfolios, as of June 30, 2000 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations and statements of changes in net assets for each of the two years in the period ended June 30, 1999 and financial highlights for each of the four years in the period ended June 30, 1999 were audited by other auditors whose report thereon dated September 15, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 42 at June 30, 2000, the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
October 16, 2000

                           Municipal Securities Trust

                              Multi-State Series 42

                                 New York Trust

                                    Portfolio

                                  June 30, 2000


                                                                                                                    Redemption
                   Aggregate                                                                     Coupon           Feature (2)(4)
   Portfolio       Principal                                                                 Rate/Date(s) of    S.F.-Sinking Fund
      No.            Amount           Name of Issuer and Title of Bonds        Ratings (1)     Maturity (2)       Ref.-Refunding
------------------------------------------------------------------------------------------------------------------------------------
      1          $     255,000   N.Y. State Genl. Oblig. Rev. Bonds                 A+       6.875%             No Sinking Fund
                                                                                             3/01/2020          3/01/02 @ 102 Ref.

      2                270,000   N.Y. State Hsg. Finc. Agncy. Insrd.               AAA       6.500              2/15/15 @ 100 S.F.
                                    Multi-Fam. Mtg. Hsg. Rev. Bonds 1992                     8/15/2024          8/15/02 @ 102 Ref.
                                    Series C
      3                330,000   N.Y. State Med. Care Facs. Finc. Agncy.           AAA       6.650              8/15/04 @ 100 S.F.
                                    Hosp. & Nrsg. Home Insrd. Mtg. Rev.                      8/15/2032          8/15/02 @ 102 Ref.
                                    Bonds 1992 Series C
      3a                20,000   N.Y. State Med. Care Facs. Finc. Agncy.           AAA       6.650              8/15/04 @ 100 S.F.
                                    Hosp. & Nrsg. Home Insrd. Mtg. Rev.                      8/15/2032          8/15/02 @ 102 Ref.
                                    Bonds 1992 Series C (unrefunded)
      4                260,000   N.Y. City Genl. Oblig. Rev. Bonds Series C        Aaa*      7.000              No Sinking Fund
                                    Subseries C1                                             8/01/2016          8/01/02 @101.5 Ref.
      4a                 5,000   N.Y. City Genl .Oblig. Rev. Bonds Series C        BBB+      7.000              No Sinking Fund
                                    Subseries C1 (unrefunded)                                8/01/2016          None

      5                285,000   Oneida N.Y. Hlth. Care Corp. Mtg. Rev.             A        7.200              2/01/07 @ 100 S.F.
                                   Bonds (FHA Insrd. Mtg. Loan-Oneida Hlth.                  8/01/2031          8/01/01 @ 102 Ref.
                                   Care Corp. Resdntl. Hlth. Care Fac.
                                   Prjt.) Series 1991A

      6                200,000    P.R. Cmmnwlth. Hwy. & Trans.                     AAA       6.625              7/01/13 @ 100 S.F.
                                    Auth. Hwy. Rev. Bonds                                    7/01/2018          7/01/02 @ 101.5 Ref.

      6a                 5,000    P.R. Cmmnwlth. Hwy. & Trans.                     AAA       6.625              7/01/13 @ 100 S.F.
                                    Auth. Hwy. Rev. Bonds                                    7/01/2018          7/01/02 @ 101.5 Ref.
                 ---------------
                    $1,630,000   Total Investments (3) (cost $1,664,360)
                 ===============




                   Aggregate
   Portfolio       Principal                                                           Market
      No.            Amount           Name of Issuer and Title of Bonds               Value (3)
--------------------------------------------------------------------------------------------------
      1          $     255,000   N.Y. State Genl. Oblig. Rev. Bonds                      $  269,030


      2                270,000   N.Y. State Hsg. Finc. Agncy. Insrd.                        277,023
                                    Multi-Fam. Mtg. Hsg. Rev. Bonds 1992
                                    Series C
      3                330,000   N.Y. State Med. Care Facs. Finc. Agncy.                    346,546
                                    Hosp. & Nrsg. Home Insrd. Mtg. Rev.
                                    Bonds 1992 Series C
      3a                20,000   N.Y. State Med. Care Facs. Finc. Agncy.                     21,195
                                    Hosp. & Nrsg. Home Insrd. Mtg. Rev.
                                    Bonds 1992 Series C (unrefunded)
      4                260,000   N.Y. City Genl. Oblig. Rev. Bonds Series C                 276,078
                                    Subseries C1
      4a                 5,000   N.Y. City Genl .Oblig. Rev. Bonds Series C                   5,260
                                    Subseries C1 (unrefunded)

      5                285,000   Oneida N.Y. Hlth. Care Corp. Mtg. Rev.                     295,192
                                   Bonds (FHA Insrd. Mtg. Loan-Oneida Hlth.
                                   Care Corp. Resdntl. Hlth. Care Fac.
                                   Prjt.) Series 1991A

      6                200,000    P.R. Cmmnwlth. Hwy. & Trans.                              211,626
                                    Auth. Hwy. Rev. Bonds

      6a                 5,000    P.R. Cmmnwlth. Hwy. & Trans.                                5,291
                                    Auth. Hwy. Rev. Bonds
                 ---------------                                                      ---------------
                    $1,630,000   Total Investments (3) (cost $1,664,360)                $ 1,707,241
                 ===============                                                      ===============

                           Municipal Securities Trust

                              Multi-State Series 42

                                 Virginia Trust

                                    Portfolio

                                  June 30, 2000


                                                                                                                     Redemption
                   Aggregate                                                                       Coupon          Feature (2)(4)
   Portfolio       Principal                                                                  Rate/Date(s) of     S.F.-Sinking Fund
      No.            Amount           Name of Issuer and Title of Bonds        Ratings (1)      Maturity (2)       Ref.-Refunding
------------------------------------------------------------------------------------------------------------------------------------
      1            $    500,000  Albemarle Cnty. Va. Ind. Dev.                      NR       6.500%              10/01/13 @ 100 S.F.
                                    Auth. Hlth. Servs. Rev. Bonds                            10/01/2022          10/01/02 @ 102 Ref.
                                    (The Univ. of Va. Hlth. Servs. Fndtion.)
                                    Series 1992
      2                 400,000  Loudoun Cnty. Va. Ind. Dev. Auth. Univ.           A1*       6.250               5/15/13 @ 100 S.F.
                                    Facs. Rev. Rfndg. Bonds                                  5/15/2022           5/15/02 @ 102 Ref.
                                    (The George Washington Univ.) Series 1992
      3                 250,000  Met. Wash. Va. Arpts. Auth. Arpt. Sys. Rev.       AAA       6.250               10/01/20 @ 100 S.F.
                                    Bonds Series 1992A (AMT) (MBIA Corp.)                    10/01/2021          10/01/02 @ 102 Ref.
      4                 450,000  Peninsula Ports Auth. of Va. Hlth. Sys.           AA-       6.625               7/01/11 @ 100 S.F.
                                    Rev. & Rfndg. Bonds (Riverside Hlth.                     7/01/2018           7/01/02 @ 102 Ref.
                                    Sys. Prjt.)
                                    Series 1992A
      5                 150,000   P.R. Elec. Pwr. Auth. Pwr. Rev. Bonds            BBB+      0.000               No Sinking Fund
                                    Series 1989 O                                            7/01/2017           None
                 ---------------
                     $1,750,000  Total Investments (3) (cost $1,641,335)
                 ===============


See accompanying footnotes to portfolio and notes to financial statements.



                   Aggregate
   Portfolio       Principal                                                            Market
      No.            Amount           Name of Issuer and Title of Bonds               Value (3)
------------------------------------------------------------------------------------------------------
      1            $    500,000  Albemarle Cnty. Va. Ind. Dev.                         $    526,225
                                    Auth. Hlth. Servs. Rev. Bonds
                                    (The Univ. of Va. Hlth. Servs. Fndtion.)
                                    Series 1992
      2                 400,000  Loudoun Cnty. Va. Ind. Dev. Auth. Univ.                    403,652
                                    Facs. Rev. Rfndg. Bonds
                                    (The George Washington Univ.) Series 1992
      3                 250,000  Met. Wash. Va. Arpts. Auth. Arpt. Sys. Rev.                253,408
                                    Bonds Series 1992A (AMT) (MBIA Corp.)
      4                 450,000  Peninsula Ports Auth. of Va. Hlth. Sys.                    474,574
                                    Rev. & Rfndg. Bonds (Riverside Hlth.
                                    Sys. Prjt.)
                                    Series 1992A
      5                 150,000   P.R. Elec. Pwr. Auth. Pwr. Rev. Bonds                      56,367
                                    Series 1989 O
                 ---------------                                                       ---------------
                     $1,750,000  Total Investments (3) (cost $1,641,335)                 $1,714,226
                 ===============                                                       ===============


See accompanying footnotes to portfolio and notes to financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At June 30, 2000, the net unrealized appreciation of all the bonds was comprised of the following:

                                                   New York          Virginia
                                                    Trust              Trust
                                               ---------------------------------

            Gross unrealized appreciation         $    48,991     $     72,891
            Gross unrealized depreciation              (6,110)               -
                                               ---------------------------------
            Net unrealized appreciation           $    42,881     $     72,891
                                               =================================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                            Statements of Net Assets

                                  June 30, 2000


                                                                        New York            Virginia
                                                                         Trust                Trust
                                                                  ------------------------------------------
Investments in securities, at market value
   (cost $1,664,360, and $1,641,335, respectively)                   $     1,707,241     $     1,714,226

Other assets
   Accrued interest                                                           44,149              29,974
                                                                  ------------------------------------------
Total other assets                                                            44,149              29,974
                                                                  ------------------------------------------

Liabilities
   Redemption payable                                                              -               2,369
   Advance from Trustee                                                       31,688              18,121
   Accrued expenses                                                            1,174                   -
                                                                  ------------------------------------------
Total liabilities                                                             32,862              20,490
                                                                  ------------------------------------------

Excess of other assets over total liabilities                                 11,287               9,484
                                                                  ------------------------------------------

Net assets (2,023 and 2,173 units of
   fractional undivided interest outstanding,
   $849.49 and $793.24 per
   unit, respectively)                                               $     1,718,528          $1,723,710
                                                                  ==========================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                                 New York Trust

                            Statements of Operations


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Investment income
Interest                                                           $      117,762         $    141,353           $     145,911

Expenses
Trustee's fees                                                              2,261                3,800                   4,017
Evaluator's fee                                                             1,375                1,427                   1,482
Sponsor's advisory fee                                                        500                  543                     584
                                                                --------------------------------------------------------------------
Total expenses                                                              4,136                5,770                   6,083
                                                                --------------------------------------------------------------------

Net investment income                                                     113,626              135,583                 139,828
                                                                --------------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain on investments                                                7,695               21,825                   3,262
Unrealized appreciation (depreciation)
   on investments                                                         (54,290)             (66,926)                 25,809
                                                                --------------------------------------------------------------------
Net gain (loss) on investments                                            (46,595)             (45,101)                 29,071
                                                                --------------------------------------------------------------------
Net increase in net assets
   resulting from operations                                       $       67,031          $    90,482          $      168,899
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                                 Virginia Trust

                            Statements of Operations


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Investment income
Interest                                                           $      112,623         $     129,642          $     181,384

Expenses
Trustee's fees                                                              3,324                 3,903                  4,785
Evaluator's fee                                                             1,375                 1,427                  1,481
Sponsor's advisory fee                                                        528                   723                    736
                                                                --------------------------------------------------------------------
Total expenses                                                              5,227                 6,053                  7,002
                                                                --------------------------------------------------------------------

Net investment income                                                     107,396               123,589                174,382
                                                                --------------------------------------------------------------------

Realized and unrealized gain (loss)
Realized gain (loss) on investments                                         4,480                (1,821)                10,853
Unrealized appreciation (depreciation)
   on investments                                                         (70,135)              (20,095)                28,577
                                                                --------------------------------------------------------------------
Net gain (loss) on investments                                            (65,655)              (21,916)                39,430
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations               $       41,741          $    101,673         $      213,812
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                                 New York Trust

                       Statements of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                             $        113,626       $        135,583      $        139,828
Realized gain on investments                                                 7,695                 21,825                 3,262
Unrealized appreciation (depreciation)
   on investments                                                          (54,290)               (66,926)               25,809
                                                                --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                               67,031                 90,482               168,899
                                                                --------------------------------------------------------------------

Distributions to Certificateholders
Investment income                                                          114,449                137,042               140,524
Principal                                                                  196,258                 24,814                12,200

Redemptions
Interest                                                                     3,358                  2,402                   987
Principal                                                                  188,159                157,236                49,081
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                        502,224                321,494               202,792
                                                                --------------------------------------------------------------------

Total (decrease)                                                          (435,193)              (231,012)              (33,893)

Net assets
Beginning of year                                                        2,153,721              2,384,733             2,418,626
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment income of
   $23,170, $27,351, and $31,212, respectively)                    $     1,718,528       $      2,153,721      $      2,384,733
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                                 Virginia Trust

                       Statements of Changes in Net Assets


                                                                                       Year ended June 30,
                                                                        2000                   1999                  1998
                                                                --------------------------------------------------------------------
Operations
Net investment income                                             $        107,396       $        123,589      $        174,382
Realized gain (loss) on investments                                          4,480                 (1,821)               10,853
Unrealized appreciation (depreciation)
   on investments                                                          (70,135)               (20,095)               28,577
                                                                --------------------------------------------------------------------
Net increase in net assets resulting from operations                        41,741                101,673               213,812
                                                                --------------------------------------------------------------------

Distributions to Certificateholders
Investment income                                                          105,736                129,885               173,054
Principal                                                                   18,799                551,612                 7,013

Redemptions
Interest                                                                     3,819                  4,409                 2,365
Principal                                                                  232,623                248,803               197,354
                                                                --------------------------------------------------------------------
Total distributions and redemptions                                        360,977                934,709               379,786
                                                                --------------------------------------------------------------------

Total (decrease)                                                          (319,236)              (833,036)             (165,974)

Net assets
Beginning of year                                                        2,042,946              2,875,982             3,041,956
                                                                --------------------------------------------------------------------
End of year (including undistributed net investment income of
   $40,860, $43,019 and $53,724, respectively)                     $     1,723,710       $      2,042,946           $ 2,875,982
                                                                ====================================================================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                                 New York Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                  Year ended June 30,
                                                     2000                 1999                 1998
                                              ---------------------------------------------------------
Net asset value, beginning of year**              $    958.91          $    989.52          $   983.18
                                              ---------------------------------------------------------

Interest income                                         55.16                60.72               59.92
Expenses                                                (1.94)               (2.48)              (2.50)
                                              ---------------------------------------------------------
Net investment income                                   53.22                58.24               57.42
                                              ---------------------------------------------------------
Net gain or loss on investments(1)                     (15.54)              (18.29)              12.05
                                              ---------------------------------------------------------
Total from investment operations                        37.68                39.95               69.47
                                              ---------------------------------------------------------

Less distributions
   to Certificateholders
      Income                                            53.61                58.87               57.71
      Principal                                         91.92                10.66                5.01
   for Redemptions
      Interest                                           1.57                 1.03                 .41
                                              ---------------------------------------------------------
Total distributions                                    147.10                70.56               63.13
                                              ---------------------------------------------------------
Net asset value, end of year**                   $     849.49           $   958.91          $   989.52
                                              =========================================================



                                                          1997                 1996
                                              ---------------------------------------------
Net asset value, beginning of year**                   $    979.23          $  1,011.35
                                              ---------------------------------------------

Interest income                                              61.56                64.24
Expenses                                                     (2.33)               (2.42)
                                              ---------------------------------------------
Net investment income                                        59.23                61.82
                                              ---------------------------------------------
Net gain or loss on investments(1)                           20.54                10.18
                                              ---------------------------------------------
Total from investment operations                             79.77                72.00
                                              ---------------------------------------------

Less distributions
   to Certificateholders
      Income                                                 61.13                62.27
      Principal                                              14.54                41.85
   for Redemptions
      Interest                                                 .15                 -
                                              ---------------------------------------------
Total distributions                                          75.82               104.12
                                              ---------------------------------------------
Net asset value, end of year**                         $    983.18          $    979.23
                                              =============================================

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,135 ([2,246 + 2,023]/2) for 2000, 2,328 ([2,410 + 2,246]/2) for
    1999, 2,435 ([2,460 + 2,410]/2) for 1998, 2,465 ([2,470 + 2,460]/2) for 1997
    and of 2,470 ([2,470 + 2,470]/2) for 1996, for the New York Trust.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                                 Virginia Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                                        Year ended June 30,
                                                       2000                1999                1998               1997
                                                --------------------------------------------------------------------------------

Net asset value, beginning of year**               $     828.45        $   1,042.40         $   1,031.17       $  1,017.07
                                                --------------------------------------------------------------------------------

Interest income                                           48.54               49.61                63.53             65.82
Expenses                                                  (2.25)              (2.32)               (2.45)            (2.18)
                                                --------------------------------------------------------------------------------
Net investment income                                     46.29               47.29                61.08             63.64
                                                --------------------------------------------------------------------------------
Net gain or loss on investments (1)                      (26.17)               1.26                14.05             14.86
                                                --------------------------------------------------------------------------------
Total from investment operations                          20.12               48.55                75.13             78.50
                                                --------------------------------------------------------------------------------

Less distributions
   to Certificateholders
      Income                                              45.58               49.71                60.61             60.83
      Principal                                            8.10              211.10                 2.46              3.42
   for Redemptions
      Interest                                             1.65                1.69                  .83               .15
                                                --------------------------------------------------------------------------------
Total distributions                                       55.33              262.50                63.90             64.40
                                                --------------------------------------------------------------------------------
Net asset value, end of year**                     $     793.24        $     828.45         $   1,042.40       $  1,031.17
                                                ================================================================================



                                                              1996
                                                       ----------------------

Net asset value, beginning of year**                      $  1,014.99
                                                       ----------------------

Interest income                                                 63.05
Expenses                                                        (2.24)
                                                       ----------------------
Net investment income                                           60.81
                                                       ----------------------
Net gain or loss on investments (1)                              2.23
                                                       ----------------------
Total from investment operations                                63.04
                                                       ----------------------

Less distributions
   to Certificateholders
      Income                                                    60.90
      Principal                                                  -
   for Redemptions
      Interest                                                    .06
                                                       ----------------------
Total distributions                                             60.96
                                                       ----------------------
Net asset value, end of year**                            $  1,017.07
                                                       ======================




(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1999, 1998, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,320 ([2,466 + 2,173])/2 for 2000, 2,613 ([2,759 + 2,466]/2) for
    1999, 2,855 ([2,950 + 2,759]/2) for 1998, 2,968 ([2,985 + 2,950]/2) for 1997
    and of 2,993 ([3,000 + 2,985]/2) for 1996, for the Virginia Trust.

**  Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 42

                          Notes to Financial Statements

                                  June 30, 2000


1. Organization

Municipal Securities Trust, Multi-State Series 42 (the "Trust") (comprising, respectively, the New York Trust and Virginia Trust) was organized on November 19, 1992 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co., LLC resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Riech & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                           Municipal Securities Trust

                              Multi-State Series 42

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                           Municipal Securities Trust

                              Multi-State Series 42

                    Notes to Financial Statements (continued)




4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 2000, 1999 and 1998, 223, 164 and 50 units were redeemed in the New York Trust, respectively. For the years ended June 30, 2000, 1999 and 1998, 293, 293 and 191 units were redeemed in the Virginia Trust, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $5.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 2000, the "Trustee's Fees" are comprised of Trustee fees of $1,654 and 1,769 and other expenses of $607 and 1,555 for the New York and Virginia Trusts, respectively. For the year ended June 30, 1999, the "Trustee's Fees" are comprised of Trustee fees of $1,976 and $2,108 and other expenses of $1,824 and $1,795 for the New York and Virginia Trusts, respectively. For the year ended December 31, 1998, the "Trustee's Fees" are comprised of Trustee fees of $2,173, and $2,900 and other expenses of $1,844 and $1,885 for the New York and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

                           Municipal Securities Trust

                              Multi-State Series 42

                    Notes to Financial Statements (continued)




5. Net Assets

At June 30, 2000, the net assets of the Trust represented the interest of Certificateholders as follows:

                                                                     New York                Virginia
                                                                      Trust                    Trust
                                                              ------------------------------------------------

         Original cost to Certificateholders                    $       2,540,097       $       3,059,876
         Less initial gross underwriting commission
                                                                          124,465                 149,934
                                                              ------------------------------------------------
                                                                        2,415,632               2,909,942

         Accumulated cost of securities sold,
            matured or called                                            (751,272)             (1,287,973)
         Net unrealized appreciation                                       42,881                  72,891
         Undistributed net investment income                               23,170                  40,860
         Distributions in excess of proceeds
            from investments                                              (11,883)                (12,010)
                                                              ------------------------------------------------
         Total                                                    $     1,718,528         $     1,723,710
                                                              ================================================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,500 and 3,000 units of fractional undivided interest of the, New York Trust and Virginia Trust, respectively, as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $19,366 for the Virginia Trust.

                           Municipal Securities Trust

                              Multi-State Series 42

                    Notes to Financial Statements (continued)




6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                   Note: Part B of This Prospectus May Not Be
                    Distributed Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                        ---------------------------------
                     of the Prospectus for Future Reference.
                     --------------------------------------


                           MUNICIPAL SECURITIES TRUST
                               MULTI-STATE SERIES
                             (Multiplier Portfolio)

                                Prospectus Part B


                             Dated: October 28, 2000



                                    THE TRUST
                                    ---------


                  Organization. "Municipal Securities Trust," Multi-State Series (the "Trust") consists of several separate "unit investment trusts," which may include the California Trust, Florida Trust, New York Trust and/or Virginia Trust (collectively, the "State Trusts") designated as set forth in Part A. The State Trusts were created under the laws of the State of New York pursuant to the Trust Indenture and Agreement(*) (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors, Inc., the predecessor to ING Funds Distributor, Inc., as Sponsor, or depending on the particular Trust, Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C., as Co-Sponsors (Gruntal & Co., L.L.C. has resigned as co-sponsor), Kenny S&P Evaluation Services, a division of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator, and, depending on the particular State Trust, either The Bank of New York or The Chase Manhattan Bank, as Trustee. The name of the Trustee for a particular State Trust is contained in the "Summary of Essential Information" in Part A. For a description of the Trustee for a particular State Trust, see "Trust Administration--The Trustee." Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records.


                  On the Date of Deposit the Sponsor deposited with the Trustee long-term bonds, including delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds"), and cash or irrevocable letters of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the State Trusts. The Trust consists of the interest-bearing bonds described under "The Trust" in Part A of this Prospectus, the interest on which is, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, exempt from regular Federal income tax under existing law.

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of each State Trust in the ratio of one Unit to the principal amount of Bonds in such State Trust on such date as specified in Part A of this Prospectus. To the extent that any Units of a State Trust are redeemed by the Trustee, the fractional undivided interest or pro rata share in such State Trust represented by each unredeemed Unit of such State Trust will increase, although the actual interest in such State Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor, or until the termination of the Trust Agreement.

---------------------
* References in this Prospectus to the Trust Agreement are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated herein by reference.



NY/302302.3

                  Objectives. Each State Trust is one of a series of similar but separate unit investment trusts formed by the Sponsor which offers investors the opportunity to participate in a portfolio of long-term tax-exempt bonds, which may include deep "market" discount and original issue discount bonds, with a greater diversification than they might be able to acquire themselves. The objectives of each State Trust are to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is, with certain exceptions, currently exempt from regular Federal income tax and from present income taxes of the State for which such Trust is named for residents thereof. Such interest income may, however, be subject to the Federal alternative minimum tax and to state and local taxes in other jurisdictions. Investors should be aware that there is no assurance the State Trusts' objectives will be achieved because these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the continuing satisfaction of the conditions required for the exemptions of interest thereon from regular Federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.

                  Since disposition of Units prior to final liquidation of a State Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. The State Trusts are not designed to be complete investment programs.

                  The Portfolios--General. All of the Bonds in the State Trusts were rated "A" or better by Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") at the time originally deposited in the State Trust. For a list of the ratings of each Bond on the Evaluation Date, see each "Portfolio" in Part A of this Prospectus.

                  For information regarding (i) the number of issues in each State Trust, (ii) the range of fixed maturity of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "The Trust" and "Description of Portfolio" for each State Trust in Part A of this Prospectus.

                  When selecting Bonds for the State Trusts, the following factors, among others, were considered by the Sponsor on the Date of Deposit:
(i) the quality of the Bonds and whether such Bonds were rated "A" or better by Standard & Poor's or Moody's, (ii) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (iii) income to the Certificateholders of the State Trusts, (iv) the diversification of each State Trust's portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet such State Trust's quality, rating, yield and price criteria and (v) the existence of "market" discount and original issue discount. Subsequent to the Evaluation Date, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a State Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. See "Portfolio Supervision." For an interpretation of the bond ratings, see "Description of Bond Ratings."

                  Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates, and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of housing bonds contained therein.

                  Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by


NY/302302.3
                                       -2-
insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

                  Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive Federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

                  Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner- occupied residences. Section 103A of the Internal Revenue Code of 1954 provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that


NY/302302.3
                                       -3-
might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

                  Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law), "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional Federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to Federal income tax. If any portion of the Bonds proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

                  Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types:
(i) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (ii) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases, a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

                  Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting change in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in the State Trusts.

                  Legal Proceedings Involving the Trusts. The Sponsor has not been notified or made aware of any litigation pending with respect to any Bonds which might reasonably be expected to have a material effect on the State Trusts other than that which is discussed under "The State Trusts" herein. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under recently enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. At any time after the


NY/302302.3
                                       -4-
date of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds in the State Trusts. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it will have a material adverse effect on a State Trust.

                  Other Factors. The Bonds in the State Trusts, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the State Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

                  In 1976 the Federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek Federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsors are unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable Federal bankruptcy law provisions will have on the State Trusts.

                  The State Trusts may also include "moral obligation" bonds. Under statutes applicable to such bonds, if an issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Portfolio" and "Information Regarding the State Trust" for each State Trust in Part A of this Prospectus for the amount of moral obligation bonds contained in each State Trust's portfolio.

                  Certain of the Bonds in the State Trusts are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds in each State Trust is contained under the "Portfolio" for such State Trust in Part A of this Prospectus. Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time the Certificateholders purchase their Units.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the State Trusts will retain their present size and composition for any length of time. The proceeds from the sale of a Bond in a State Trust or from the exercise of any redemption or call provision will be distributed to Certificateholders of such State Trust, except to the extent such proceeds are applied to meet redemptions of Units. See "Trustee Redemption."


                  Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico. These Bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the mainland United States. During fiscal 1999, approximately 87% of Puerto Rico's exports were to the United States mainland, which was also the source of 60% of Puerto Rico's imports. In fiscal 1999, Puerto Rico experienced a $9.6 billion positive adjusted merchandise trade



NY/302302.3
                                       -5-
balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. Gross product in fiscal 1995 was $28.5 billion ($26.0 billion in 1992 prices) and gross product in fiscal 1999 was $38.2 billion ($29.8 billion in 1992 prices). This represents an increase in gross product of 34.4% from fiscal 1995 to 1999 (14.8% in 1992 prices).

                  Average employment increased from 1,051,000 in fiscal 1995,to 1,147,000 in fiscal 1999. Average unemployment decreased from 13.8% in fiscal 1995, to 12.5% in fiscal 1999, the lowest annual unemployment rate in more than two decades. According to the Labor Department's Household Employment Survey, during fiscal 1999, total employment increased 0.9% over fiscal 1998. Total monthly employment averaged 1,147,000 in fiscal 1999, compared to 1,137,400 in fiscal 1998. The seasonally adjusted unemployment rate for January 2000 was 11.9%. According to the Labor Department's Household Employment Survey, during the first seven months of fiscal 2000, total employment increased 0.4% over the same period in fiscal 1999. Total monthly employment averaged 1,138,600 during the first seven months of fiscal 2000, compared to 1,134,400 in the same period in fiscal 1999.

                  The Planning Board's gross product forecast for fiscal 2000, made in October 1999, projected an increase of 2.7% over fiscal 1999 and an increase of 2.3% for fiscal 2001. The performance of the economy during fiscal 2000 and 2001 will be effected principally by the performance of the United States economy and by the increase in oil prices and, to a lesser extent, by the level of interest rates. Since Puerto Rico is heavily dependent on oil imports for its energy needs, if the level of oil prices remain at their current high levels, this may adversely affect economic activity in Puerto Rico during the remainder of fiscal 2000 and during fiscal 2001.

                  Discount and Zero Coupon Bonds. The State Trust portfolios may contain original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular Federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will generally be taxable as capital gain. See "Tax Status." The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, a portion of the aggregate principal amount of the Bonds in each State Trust may be Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredited value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. See "Description of Portfolios" in Part A for the aggregate principal amount of original issue discount bonds in each State Trust's portfolio.

                  The State Trust portfolios may also contain Bonds that were purchased at deep "market" discount from par value at maturity. This is because the coupon interest rates on the discount Bonds at the time they were purchased and deposited in the State Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance, the discount Bonds were for the most part issued at then current coupon interest rates. The current returns (coupon interest income as a percentage of market price) of discount bonds will be lower than the current returns of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and ordinary income and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any income attributable to market discount will be taxable but will not be realized until maturity, redemption or sale of the Bonds or Units. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Discount bonds with a longer term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of the bonds will


NY/302302.3
                                       -6-
decrease; and if interest rates decline, the value of the bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.



                                THE STATE TRUSTS
                                ----------------

                  The Sponsor believes the information summarized below describes some of the more significant events relating to the State Trusts. Sources of such information are the official statements of the issuers located in the states of the State Trusts which have been issued in connection with debt offerings by such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, it has no reason to believe it is not correct in all material respects.

California Trust


         Certain of the California Municipal Obligations in the Trust may be bonds or other types of obligations that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. In the past few decades, California voters have approved amendments to the California Constitution that establish certain limitations on the powers of municipalities to impose and collect taxes on real property. See discussions below on "Proposition 98" and "Constitutional and Statutory Limitations."

California Risk Factors

         The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. This summary is based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers; however, it has not been updated. The Trust has not independently verified the information.

         General Economic Conditions. The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services.

         The State's July 1, 1999 population of over 34 million represented over 12 percent of the total United States population.

         California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96 percent of population resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1998, the five-county Los Angeles area accounted for 49 percent of the State's population, with 16.0 million residents. The 10-county San Francisco Bay Area represented 21 percent, with a population of 7.0 million.

         Following a severe recession beginning in 1990, the State of California's financial condition improved markedly during the fiscal years (a "Fiscal Year" begins on July 1 and ends on June 30) starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five Fiscal Years.

         The State's economy grew strongly during the Fiscal Years beginning in 1995-96, and as a result, the General Fund (which is the primary revenue account of the State, holding all revenues received by the State Treasury that are not required to be credited to a special fund and earnings from investments not required to be allocated to another fund) took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-2000) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced Federal health and welfare aid in 1995-96 and



NY/302302.3
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




1996-97 and particularly in 1998-99 to fund new program incentives. The accumulated budget deficit from the recession years was finally eliminated. (See "Proposition 98" below.)

         In the 2000 May Revision released on May 15, 2000, the Department of Finance projected that the California economy will continue to show strong growth in 2000, followed by more moderate gains in 2001. The projection assumed a relatively flat stock market, and a 25 percent reduction in stock option income in 2000-01. The economic expansion has been marked by strong growth in high technology, manufacturing and business services (including software, computer programming and the Internet), nonresidential construction, entertainment and tourism-related industries. Growth in 1999 was greater than earlier years in the economic expansion, with 3.7 percent year-over-year increase in nonfarm payroll employment. Unemployment, now less than 5 percent, is at the lowest rate in over 30 years. Taxable sales in the first quarter of 2000 were 10 percent above earlier year levels. Significant economic improvement in Asia (excluding Japan), ongoing strength in NAFTA partners Mexico and Canada, and stronger growth in Europe are expected to further increase California-made exports in 2000 and 2001. Nonresidential construction has been strong for the past four years. New residential construction has increased since lows of the early 1990's recession, but remains lower than during the previous economic expansion in the 1980's.

         1998-99 Fiscal Year Budget
         --------------------------

         The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

         1. The most significant feature of the 1998 Budget Act was agreement on a total of $1.4 billion of tax cuts. The central element was a bill that provided for a phased-in reduction of the Vehicle License Fee ("VLF") . Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF has been reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

         In addition to the cut in VLF, the 1998 Budget Act included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters' tax credit ($133 million), and various targeted business tax credits ($106 million).

         2. Proposition 98 funding for local schools and community colleges ("K-14") was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, over $300 million higher than the minimum Proposition 98 guarantee. (See also "Proposition 98" below.) Of the 1998-99 funds, major new programs included money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The 1998 Budget Act also included $250 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. (See "Proposition 98" below.)

         3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California ("UC") and $267 million (14.1 percent) for the California State University ("CSU") system. In addition, community college funding increased by $300 million (6.6 percent).

         4. The 1998 Budget Act included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.

         5. Funding for the judiciary and criminal justice programs increased by about 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

         6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank



NY/302302.3
                                       -8-

($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

         Final tabulation of revenues and expenditures contained in the 2000-01 Governor's Budget, released on January 10, 2000, reveals that stronger than expected economic conditions in the State produced total 1998-99 General Fund revenues of about $58.6 billion, almost $1.6 billion above the 1998 Budget Act estimates. Actual General Fund expenditures were $57.8 billion, the amount estimated at the 1998 Budget Act. Some of this additional revenue was directed to K-14 schools pursuant to Proposition 98. The Governor's Budget reports a balance in the State's budget reserve fund at June 30, 1999, of approximately $3.1 billion.

         1999-00 Fiscal Year Budget
         --------------------------

         On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-00 (the "January Governor's Budget"). The January Governor's Budget generally reported that General Fund revenues for Fiscal Year 1998-99 and Fiscal Year 1999-00 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in late 1998), while some welfare caseloads would be higher than earlier projections.

         The principal features of the 1999 Budget Act include the following:

         1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The 1999 Budget Act also included $310 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. (See also "Proposition 98" below.)

         2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the UC and $126 million (5.9 percent) for the CSU systems. In addition, community college funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at UC and CSU were reduced for the second consecutive year, and the per-unit charge at community colleges was reduced by $1.

         3. The 1999 Budget Act included increased funding of nearly $600 million for health and human services.

         4. About $800 million from the General Fund was directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for State parks.

         5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of Fiscal Year 1999-00 and 2000-01 to make up lost funding to local governments. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

         6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

         The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during Fiscal Year 1998-99. The latest estimates from the Department of Finance indicate revenues of about $71.2 billion, an increase of over 20 percent



NY/302302.3
                                       -9-
over final 1999-00 revenues and $8.2 billion higher than projected for the 1999 Budget Act. The latest estimates indicate expenditures of $67.2 billion in 1999-2000, a $3.5 billion increase over the 1999 Budget Act, but the result still left a record balance in the Special Fund for Economic Uncertainties at June 30, 2000 of over $7.2 billion.

         2000-01 Fiscal Year Budget
         --------------------------

         On January 10, 2000, Governor Davis released his proposed budget for Fiscal Year 2000-01. The 2000-01 Governor's Budget ( "2000 Governor's Budget") generally reflected an estimate that General Fund revenues for Fiscal Year 1999-2000 would be higher than projections made at the time of the 1999 Budget Act. Even these positive estimates proved to be greatly understated as continuing economic growth and stock market gains resulted in a surge of revenues. The Administration estimated in the 2000 May Revision that General Fund revenues would total $70.9 billion in 1999-2000, and $73.8 billion in 2000-01, a two-year increase of $12.3 billion above the 2000 Governor's Budget revenue estimates. The latest estimates for 1999-2000 are even higher, with revenues now estimated at $71.2 billion.

         The 2000 Budget Act was signed by the Governor on June 30, 2000, the second consecutive year the State's Budget was enacted on time. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8 percent above the estimates for 1999-2000. The 2000 Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and reflects the use of $5.5 billion from the Special Fund for Economic Uncertainties. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 will be for one-time expenditures and investments.

         The Department of Finance estimates the Special Fund for Economic Uncertainties will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back $500 million as a set-aside for litigation costs. If this amount is not fully expended during Fiscal Year 2000-01, the balance will increase the Special Fund for Economic Uncertainties. The Governor vetoed just over $1 billion in General Fund and special fund appropriations from the 2000 Budget Act, in order to achieve the budget reserve. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

         The 2000 Budget Act also includes special fund expenditures of $15.6 billion, and bond fund expenditures of $5.0 billion. Special fund revenues are estimated at $16.5 billion.

         Some of the major features of the 2000 Budget Act were the following:

                  1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in General Fund moneys over revised 1999-2000 levels, $1.4 billion higher than the minimum Proposition 98 guarantee. Per pupil spending is estimated at $6,701 per average daily attendance ("ADA"), an 11 percent increase from the 1999 Budget Act. Of the 2000-01 funds, over $1.8 billion is allowed for discretionary spending by school districts. Major new programs included money for high school scholarships to high-achieving students, English language and literacy, improving teacher quality, funding teacher bonuses and salaries for beginning teachers, increasing investments in technology and funding professional development institutes. The 2000 Budget Act also includes an income tax credit to compensate credentialed teachers for the purchase of classroom supplies and a $350 million repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. See also " Proposition 98" below.

                  2. Funding for higher education increased substantially above the revised 1999-2000 level: General Fund support was increased by $486 million (17.9 percent) for UC and $279 million (12.7 percent) for CSU system. In addition, community college funding increased by $497 million (9.0 percent). Undergraduate fees at UC and CSU and the per-unit charge at community colleges will be unchanged. The Budget Act anticipates enrollment increases in all sectors, and an expansion of financial aid.

                  3. Increased funding of $2.7 billion General Fund for health and human services.




NY/302302.3
                                      -10-

                  4. Moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the 2000 Budget Act included $570 million from the General Fund in new funding for housing programs.

                  5. A total of about $1.5 billion of tax relief was enacted as part of the budget process. The VLF reduction, started in 1998, was accelerated to the final 67.5 percent level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in Fiscal Year 2000-01 and $1.426 billion in Fiscal Year 2001-02. A one-time Senior Citizens Homeowner and Renters Tax Assistance program will cost about $154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for childcare expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.

                  6. A one-time appropriation of $200 million, to be split between cities and counties, is made, to offset property tax shifts during the early 1990s. Additionally, $121 million was appropriated for support of local law enforcement, the Citizens' Option for Public Safety ("COPS") program, and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.

         Future Budgets
         --------------

         It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

         State Indebtedness
         ------------------

         General Obligation Bonds - As of July 1, 2000, the State had outstanding $21,341,916,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $14,808,749,000 of long-term general obligation bonds. This latter figure consists of $6,472,434,000 of authorized commercial paper notes, described below (of which $500,045,000 was outstanding), which had not yet been refunded by general obligation bonds, and $8,336,315,000 of other authorized but unissued general obligation debt.

         At the March 7, 2000 election, voters approved four bond acts, totaling $4.470 billion in new authorizations and rejected one bond act for $220 million. One bond authorization totaling $500 million, for veterans' housing, will be on the November 7, 2000 ballot.

         Commercial Paper Program - Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. Commercial paper notes are deemed issued upon authorization by the respective Finance Committees, whether or not such notes are actually issued. As of July 1, 2000, the Finance Committees had authorized the issuance of up to $6,472,434,028 of commercial paper notes; as of that date $500,045,000 aggregate principal amount of general obligation commercial paper notes was outstanding.

         Lease-Purchase Debt - In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of "indebtedness" within the meaning of the Constitutional



NY/302302.3
                                      -11-
provisions that require voter approval. The State had $6,681,129,434 General Fund-supported lease-purchase debt outstanding at July 1, 2000. The State Public Works Board, which is authorized to sell lease revenue bonds, had $2,355,808,000 authorized and unissued as of July 1, 2000.

         Non-Recourse Debt - Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects financed include transportation projects, various public works projects, public and private educational facilities (including the CSU and UC systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $27,337,545,457 aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 2000.

         Ratings
         -------

         The following ratings for the State of California debt issues have been received from Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch IBCA, Inc. ("Fitch"):


                                            Fitch         Moody's          S&P
                                            -----         -------          ---
General Obligation Bonds                    AA            Aa2              AA

Tax-Exempt Commercial Paper                 F1+           Prime-1          A-1

Tax & Revenue Anticipation Note             F1+           MIG 1            SP-1+

         These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

         Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

         State Appropriations Limit
         --------------------------

         The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

         Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         The following table shows the State's Appropriations Limit for the past four Fiscal Years and the current Fiscal Year. Because of the extraordinary surge of revenues in 1999-2000, the State came very close to reaching its Appropriations Limit. Based on the 2000 Budget Act signed on June 30, 2000, the Department of Finance projects



NY/302302.3
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




the State's Appropriations-Limit for 2000-01 will be $6.036 billion under the State Appropriations Limit in Fiscal Year 2000-01.


                           State Appropriations Limit
                                   (Millions)

                                                       Fiscal Years
                                  1996-97     1997-98     1998-99     1999-00      2000-01
                                  -------     -------     -------     -------      -------

State Appropriations Limit        $42,002     $44,778     $47,573     $50,673      $53,073

Appropriations Subject to Limit   (35,103)    (40,743)    (43,777)    (50,322)     (48,037)*

Amount (Over)/Under Limit          $6,899      $4,035      $3,796        $351*      $6,036*


*Estimated/Projected
Source:  State of California, Department of Finance.


         Proposition 98
         --------------

         Article XIII B, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of State funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers.

         Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. (See "State Appropriations Limit" above.) Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in California Constitution Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools that would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

         Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

         During the recession in the early 1990's, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlement. By



NY/302302.3
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




implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

         In 1992, a lawsuit was filed, called California Teachers' Association
v. Gould, that challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State's share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

         Increased General Fund revenues, above initial budget projections, in the 1994-95 through 1999-00 Fiscal Years have resulted in retroactive increases in Proposition 98 appropriations from subsequent Fiscal Years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 60 percent from the level in place in 1991-92, to $6,701 per ADA in 2000-01. A significant amount of the "extra" Proposition 98 monies in the last few years has been allocated to special programs, including an initiative to increase the number of computers in schools throughout the State. Furthermore, since General Fund revenue growth is expected to continue in 2000-01, the 2000 Budget Act includes new initiatives to improve student achievement, provide better teacher recruitment and training, and provide schools with advanced technology and the opportunity to form academic partnerships to help them meet increased expectations. Additional initiatives include teacher performance bonuses, tax relief for teachers and an expansion of English Language Learners Programs.

         Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Trust cannot predict the impact of this or related legislation on the Bonds in the California Trust portfolio. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

         Constitutional and Statutory Limitations
         ----------------------------------------

         Article XIII A of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIII A provides that the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on June 3, 1986, Proposition 46, an amendment to
Article XIII A, was approved by the voters of the State of California, creating a new exemption under Article XIII A permitting an increase in ad valorem taxes on real property in excess of one percent for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the county assessor's valuation of real property as shown on the 1975-76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed two percent) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

         At the November 1998 election, voters approved Proposition 2. This Proposition required the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per Fiscal Year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made, the Proposition is not expected to have any adverse impact on the State's cash flow.



NY/302302.3
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




         Future Initiatives
         ------------------

         Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could affect revenues of the State or public agencies within the State.

         Local Government
         ----------------

         The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to over 9,900,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 475 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

         In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990's, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. Since then the State has also provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, the COPS Program supporting local public safety departments and various other measures. In addition, legislation was enacted in 1999 to provide approximately $35.8 million annual relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties.

         The  2000  Budget  Act  provides   significant   assistance   to  local
governments, including a $200 million set aside for one-time discretionary funding to local governments, $121.3 million for the COPS program to support local front-line law enforcement, sheriffs' departments for jail construction and operations, and district attorneys for prosecution, $75 million for technology funding for local law enforcement, $400 million for deferred maintenance of local streets and roads, and hundreds of millions of dollars in assistance in the areas of mental health, social services, environmental protection, and public safety.

         The entire Statewide welfare system was changed in response to the change in Federal welfare law enacted in 1996. The Federal block grant formula established in 1996 is operative through Federal fiscal year 2002. Under the revised basic State welfare system, California Work Opportunity and Responsibility to Kids ("CalWORKs"), counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes; counties may also suffer penalties for failing to meet Federal standards. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

         Counties have been successful in earning performance incentive payments and have earned amounts in excess of the available appropriation for 1998-99 and, it is estimated, for 1999-00 as well. As a result, the incentive structure has been modified beginning in 2000-01 to ensure sufficient funding for other CalWORKs program demands in the future. The Budget Act of 2000 includes $250 million for performance incentive payments to counties, an amount that will be applied first to pay prior year incentive claims from counties. No appropriation is included for new county incentive earnings in 2000-01.



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         To date, the implementation of the CalWORKs program has continued the trend of declining welfare caseloads. The CalWORKs caseload is projected to be 541,000 in 2000-01, down from 579,000 cases in 1999-00 and down from a high of 921,000 cases in 1994-95. The longer-term impact of the new Federal law and CalWORKs is being evaluated by the RAND Corporation, with a series of reports to be furnished and the final report due October 2001.

         The 2000-01 CalWORKs budget reflects that California has met the Federally-mandated work participation requirements for Federal fiscal years 1998 and 1999. With that goal being met, the Federally-imposed maintenance-of-effort
(MOE) level for California is reduced from 80 percent of the Federal fiscal year 1994 baseline expenditures for the former Aid to Families with Dependent Children ("AFDC") program ($2.9 billion) to 75 percent ($2.7 billion). It is expected that California will meet the work participation goal in Federal fiscal year 2000 and beyond.

         In addition, California will receive a Temporary Assistance for Needy Families ("TANF") High Performance Bonus award of $45.5 million, which has been appropriated as part of a $55.7 million TANF Block Grant reserve to be available for unanticipated needs in any program for which TANF funds are appropriated. This one-time bonus is awarded to states for their successes in moving welfare recipients to work and sustaining their participation in the workforce.

         In 2000-01, it is anticipated that California will continue to meet, but not exceed, the Federally-required $2.7 billion combined State and county MOE requirement. The 2000-01 Budget includes total CalWORKs-related expenditures of $7.0 billion for 2000-01, including childcare transfer amounts for the Department of Education and the TANF Block Grant reserve.

         Historically, funding for the State's trial court system was divided between the State and the counties. In 1997, legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. Since then, the county general purpose contribution for court operations was reduced by $386 million and cities are retaining $62 million in fine and penalty revenue previously remitted to the State. The General Fund reimbursed the $448 million revenue loss to the Trial Court Trust Fund.

         On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIII C and XIII D into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIII C clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt that will require interpretation by the courts or the State Legislature. Proposition 218 does not affect the State or its ability to levy or collect taxes.

         Tobacco Litigation

         In late 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the manufacturers will pay California governments a total of approximately $25 billion over a period of 25 years. In addition, payments of approximately $1 billion per year will continue in perpetuity. Under the settlement, half of the moneys will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The 2000 Budget Act includes the receipt of $388 million of settlement money to the General Fund in Fiscal Year 2000-01.

         The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments because of Federal government actions, or reductions in



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cigarette sales. Settlement payments can increase due to inflation or increases in cigarette sales. The "first annual" payment, received in April 2000 was 12 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. If any of the tobacco companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages. (See "Pending Litigation" below.)

         Pending Litigation
         ------------------

         The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. The litigation summarized below does not include litigation pending against local governmental agencies. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations. The litigation summaries presented below are based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers and other readily available public information sources. The Trust has not independently verified this information. Some of the more significant lawsuits pending against the State are described below.

         On December 24, 1997, lead claimant Sonoma County and a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asserting that the property tax shift from counties to school districts beginning in 1993-94, is a reimbursable State mandated cost. The Commission denied the test claim on October 29, 1998, and the claimants sought review in the Sonoma County Superior Court. On November 10, 1999, the superior court granted the counties' petition for writ of mandate and reversed the Commission's decision. The State then appealed to the Court of Appeal for the First Appellate District. Briefing in that court was completed by the end of June 2000. Oral argument has not yet been scheduled. Meanwhile, on April 19, 2000, the California Supreme Court denied the counties' petition to transfer the State's appeal directly to the Supreme Court. Should the final decision on this matter be in favor of the counties, the impact to the State General Fund could be more than $10.0 billion. In addition, there would be an annual Proposition 98 General Fund cost of at least $3.75 billion. This cost would grow in accordance with the annual assessed value growth rate.

         In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. State, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January 2000. No trial date has been set. The State is defending the action.

         The State is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit that challenges the constitutionality of a Revenue & Taxation Code section that limits deductions for insurance dividends to those dividends paid from earnings previously subject to California taxation. On August 13, 1998, the trial court issued a judgment against the Franchise Tax Board. The Franchise Tax Board has appealed the judgment. Briefing has been completed. The State has taken the position that, if the challenged section of the Revenue & Taxation Code were struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends which would result in a one-time liability for open years of approximately $60 million, including interest, and an annual revenue loss of approximately $10 million. No date has yet been set for oral argument.

         Plaintiffs in County of San Bernardino v. Barlow Respiratory Hospital and related actions seek mandamus relief requiring the State to retroactively increase outpatient Medi-Cal reimbursement rates. Plaintiffs have estimated the damages to be several hundred million dollars. The State is defending these cases, as well as related



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Federal cases addressing the calculation of Medi-Cal reimbursement rates in the future. Trial is to be held in three phases, with phase I oral argument set for November 16, 2000.

         The State is involved in ongoing litigation related to State mandate test claims, initially filed in 1980 and 1981, concerning the costs of providing special education programs and services to disabled children. The case eventually resulted in a published opinion by the court of appeal: Thomas Hayes
v. Commission on State Mandates. The action involved an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates) in favor of the local school districts' claims for reimbursement. In the trial and appellate courts, the State successfully established that Federal special education requirements impose a "Federal mandate" upon the State. Accordingly, the courts reversed the Board of Control's decision and remanded the case to the Commission to determine what, if anything, remained of the claim. On remand, the claimant identified several specific aspects of the State's special education program that allegedly exceeded Federal requirements. The Commission has since expanded the claim to include supplemental claims filed by several other institutions. The Commission issued a decision in December 1998 determining that a small number of components of the State's special education program exceed Federal requirements and, therefore, are State-mandated programs or services. On June 5, 2000, the Commission further determined that these state-mandated components are "unfunded" and subject to subvention, rejecting the Department's argument that existing special education appropriations completely offset any possible costs, and therefore bar any finding of a reimbursable State mandate. To date, the Legislature has not appropriated funds. Also on June 5, 2000, the Commission adopted "parameters and guidelines," and the State Controller has subsequently issued claiming instructions. The State has the option to seek judicial review of the mandate finding and of the Commission's failure to credit previous allocations as offsets. Potential liability of the State, if all potentially eligible school districts pursue timely claims, has been estimated by the claimants to be in excess of $1.5 billion, if the State is not credited for its existing funding of the program. The Commission was unable to resolve two other identified aspects of the state's program due to tie votes and the Commission has referred these matters to an administrative law judge for preparation of recommended decisions. One of these matters encompasses all special education services for students between the ages of 3 to 5 and 18 to 21, and thus represents significant additional potential liability if the claim is ultimately upheld and the State is denied credit for its existing funding.

         The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. The defendants, however, have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 million to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial is expected to begin in 2001.

         The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the court of appeal issued a decision reversing the trial court's judgment against the State and remanded the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. Trial is presently set to commence January 15, 2001 in Yuba County.

         On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a State budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for Fiscal Year 1998-99, with certain limited exceptions, in the absence of a State budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to - any continuing appropriation. On



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




July 22 and 27, 1998, various employee unions that had intervened in the case appealed the trial court's preliminary injunction and asked the court of appeal to stay the preliminary injunction. On July 28, 1998, the court of appeal granted the unions' requests and stayed the preliminary injunction pending the court of appeal's decision on the merits of the appeal. On August 5, 1998, the court of appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the court of appeal. The matters are now pending before the court of appeal. Briefs have been submitted; no date has yet been set for oral argument.

         The State is involved in three refund actions, California Assn. of Retail Tobacconists (CART), et al. v. Board of Equalization, et al., Cigarettes Cheaper!, et al. v. Board of Equalization, et al. and McLane/Suneast, et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, which the voters passed in 1998 to establish the Children and Families Commission and local county commissions and to fund early childhood development programs. CART and Cigarettes Cheaper! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Cigarettes Cheaper! seeks a refund of over $4 million. CART seeks a refund of over $5 million and McLane/Suneast seeks a refund between $500,000 and $1 million. The State is contesting these cases. The State has transferred Cigarettes Cheaper! from Sacramento and McLane/Suneast from Los Angeles to consolidate all three cases in San Diego. Through a demurrer and motion for judgment on the pleadings, the State has eliminated 25 of 58 counts of the complaint. Trial began in September 2000 and will continue well into October 2000. Due to the facial challenge, there is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.

         Guy F. Atkinson Company of California v. Franchise Tax Board is a corporation tax refund action involving the solar energy system tax credit provided for under the Revenue & Taxation Code. The case went to trial in May 1998 and the trial court entered judgment in favor of the Franchise Tax Board. The taxpayer has filed an appeal to the California court of appeal and briefing is completed. On June 12, 2000, the California court of appeal unanimously affirmed the judgment in favor of the Franchise Tax Board. The Franchise Tax Board estimates that the cost would be $150 million annually, if the plaintiff prevails. Allowing refunds for all open years would entail a refund of at least $500 million. The California Supreme Court has denied Plaintiff's petition for review and a remittitur is pending in the court of appeal.

         PTl, Inc., et al. v. Philip Morris, et al. was filed by five distributors in the cigarette import-/re-entry business, seeking to overturn the tobacco Master Settlement Agreement (the "MSA") entered between 46 states and the tobacco industry in November 1998. See "Tobacco Litigation" above. The primary focus of the complaint is the provision of the MSA encouraging participating states to adopt a statute requiring nonparticipating manufacturers to either become participating manufacturers and share the financial obligations under the MSA or pay money into an escrow account. Plaintiffs seek compensatory and punitive damages against the State and State officials and an order placing tobacco settlement funds into a trust to be administered by the court for the treatment of medical expenses of persons injured by tobacco products. Plaintiffs have filed an amended complaint and the State has filed a motion to dismiss the amended complaint. A hearing on the State's motion to dismiss was heard on May 8, 2000. The potential fiscal impact of an adverse ruling is largely unknown, but could exceed the full amount of the settlement (estimated to be $1 billion annually, of which 50 percent will go directly to the State's General Fund and the other 50 percent directly to the State's 58 counties and 4 largest cities). On May 25, 2000, the District Court issued an order dismissing the amended complaint with prejudice. Plaintiffs have not filed an appeal from the order.

         In FORCES Action Project et al. v. State of California et al., various smokers' rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for



NY/302302.3
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




lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have appealed. In September 2000, the State filed additional briefs. No hearing date has been set.

         Arnett v. California Public Employees Retirement System, et. al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula that determines the amount of IDR benefits violates the Federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of 40. The California Public Employees' Retirement System ("CalPERS") has estimated the liability to the State as approximately $315.5 million, if the plaintiffs prevail. The district court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the district court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett , vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. In turn, the Ninth Circuit has remanded the case to the district court and the State has filed a motion to dismiss the complaint based upon a lack of subject matter jurisdiction. After the State filed a motion to dismiss, the Equal Employment Opportunity Commission intervened in the action as a party-plaintiff. Because this Federal agency intervention raised novel and complex Federalism issues, the court allowed State defendants to temporarily postpone the motion. At present, the parties anticipate a trial date of April 30, 2001 in this matter.

         On March 30, 2000, a group of students, parents, and community-based organizations brought suit, on behalf of the school children in the Los Angeles Unified School District against the State Allocation Board ("SAB"), the State Office of Public School Construction ("OPSC") and a number of State officials (Godinez, et al. v. Davis, et al.) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs seek only prospective relief, alleging that the current SAB method of allocating new construction funds is neither reasonable nor fair to large, urban school districts. The Plaintiffs allege the present allocation method does not dispense new construction funds on a priority of greatest need basis. Plaintiffs seek a declaration of the illegality of the current allocation method, a preliminary and permanent injunction and/or a writ of mandate against further allocation of Proposition 1A funds unless the allocation system is modified. On May 12, 2000, plaintiffs' request for a temporary restraining order was denied. Subsequent hearings were held on June 20, July 20 and August 24 regarding plaintiffs' request for a preliminary injunction. Prior to the June 20 hearing, the Los Angeles Unified School District intervened in the case. Plaintiffs' request for preliminary injunction has not been granted. However, another hearing has been set on the matter for October 19, 2000. The State is defending this lawsuit. The Attorney General is of the opinion that the lawsuit does not affect the validity of any State bonds, or the authority of the State to issue bonds under current authorization granted by the finance committees.

         In Charles Davis v. California Health and Human Services Agency, the plaintiff has brought a class action under a number of Federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at a San Francisco-run 1,200-bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. The State has been given an extension in which to file its response. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State.

         In Stephen Sanchez, et al. v. Grantland Johnson et al., the plaintiff has brought a class action in Federal District Court for the Northern District of California, seeking declaratory and injunctive relief, alleging that provider



NY/302302.3
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





rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and violate Social Security Act, and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons. The State has filed a responsive pleading and is contesting this case. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State.

         The Trust believes the information summarized above describes some of the more significant aspects relating to the California economy. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. The State has indicated that its discussion of budgetary information is based on estimates and projections of revenues and expenditures for the current Fiscal Year and must not be construed as statements of fact; the estimates and projections are based upon various assumptions that may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved. Although the Trust has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Special Factors Affecting New York. The information set forth below is derived from the Official Statements and/or preliminary drafts of Official Statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

         Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.


         The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

         Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


         New York City. The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

         For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax



NY/302302.3
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




or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 2000 and 2001 fiscal years, before discretionary transfers, and budget gaps for each of the 2002, 2003 and 2004 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

         The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that, in future years, State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

         The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2004 fiscal years (the "2000-2004 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

         Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2000 through 2004 contemplates the issuance of $7.21 billion of general obligation bonds and $7.33 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). In addition, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of TSASC, Inc. ("TSASC"), which will issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

         The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.

         For the 1999 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1999 fiscal year is the nineteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

         On June 15, 2000, the City released the Financial Plan for the 2000 through 2004 fiscal years, which relates to the City and certain entities which receive funds from the City, and which reflects changes as a result of the City's expense and capital budgets for fiscal year 2001, which were adopted on June 6, 2000. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 14, 1999 (the "June Financial Plan"),



NY/302302.3
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




which was subsequently modified in November 1999 and January and May 2000. The Financial Plan projects revenues and expenditures for the 2000 and 2001 fiscal years balanced in accordance with GAAP, and projects gaps of $2.6 billion, $2.7 billion and $2.7 billion for fiscal years 2002 through 2004, respectively, after implementation of a gap closing program.

         Changes since the June Financial Plan include: (i) an increase in projected revenues of $1.9 billion, $1.2 billion, $1.1 billion, $1.3 billion and $1.6 billion in fiscal years 2000 through 2004, respectively, reflecting primarily increases in projected personal income, business, sales, real estate transfer and mortgage recording tax revenues; (ii) a delay in the assumed collection of $730 million of projected rent payments for the City's airports from fiscal year 2001 through 2004 to fiscal years 2002 through 2005; (iii) establishment of a labor reserve for merit pay wage increases for City employees of $30 million, $325 million, $750 million, $800 million and $800 million in fiscal years 2000 through 2004, respectively, contingent upon productivity savings set forth in the gap-closing program; and (iv) increased costs and revenue losses from State and Federal actions of $185 million, $392 million, $454 million, $518 million and $587 million in fiscal years 2000 through 2004, respectively, including a reduction in the sales tax on utilities approved by the State Legislature; and (v) other net expenditure savings of $784 million in fiscal year 2000, and net expenditure increases of $771 million, $897 million, $1.2 billion and $888 million in fiscal years 2001 through 2004, respectively. The changes in net expenditures include, among other things, pension fund savings of $524 million and $284 million in fiscal years 2000 and 2001, respectively, resulting primarily from a market value restart, increased net pension costs of $230 million, $348 million and $286 million in fiscal years 2002 through 2004, respectively, reflecting recent pension benefit legislation, and increased spending for education and other agencies. Increased pension costs reflect certain pension benefit improvements, to which the City and its unions have agreed, which are estimated at $279 million per year commencing in fiscal year 2001, pending the Governor signing enabling legislation and other actions. In addition, various benefit enhancements for City and State employees, including a cost of living adjustment in pension payments, which have been adopted by the State legislature, are not reflected in the Financial Plan. These benefit enhancements are expected to increase pension costs reflected in the City's future financial plan modifications by $98 million, $236 million, $363 million and $480 million in fiscal years 2001 through 2004, respectively, and by $586 million in fiscal year 2005 when the adjustment in fully implemented. The City will consider revising the proposed tax reduction program and implementing a planned expenditure reduction program to help offset these increased pension costs.

         The Financial Plan reflects a proposed discretionary transfer from fiscal year 2000 to fiscal year 2001 primarily to pay debt service due in fiscal year 2001 totaling $3.2 billion, a proposed discretionary transfer from fiscal year 2001 to fiscal year 2002 to pay debt service due in fiscal year 2002 totaling $904 million and a proposed discretionary transfer from fiscal year 2002 to fiscal year 2003 to pay debt service in fiscal year 2003 totaling $345 million.

         In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2001 fiscal year and to reduce projected gaps for fiscal years 2002 through 2004. The gap-closing actions for the 2000 through 2004 fiscal years include: (i) additional agency actions totaling $337 million, $400 million, $210 million, $210 million and $210 million for fiscal years 2000 through 2004, respectively; (ii) assumed additional Federal and State actions of $75 million in each of fiscal years 2001 through 2004, which are subject to Federal and State approval; and (iii) proposed productivity savings and reducing fringe benefits costs totaling $250 million, $265 million, $280 million and $300 million in fiscal years 2001 through 2004, respectively, to partly offset the costs of the proposed merit pay program which is subject to collective bargaining negotiations. The Financial Plan also reflects a proposed tax reduction program totaling $418 million, $735 million, $877 million and $1.1 billion in fiscal years 2001 through 2004, respectively, including elimination of the commercial rent tax over three years commencing June 1, 2000, at a cost of $16 million in fiscal year 2001, increasing to $430 million in fiscal year 2004; a reduction and restructuring in the 14% personal income tax surcharge on July 1, 2000, at a cost of $329 million in fiscal year 2001, increasing to $403 million in fiscal year 2004; the extension of current tax reductions for owners of cooperative and condominium apartments at an annual cost of approximately $200 million starting in fiscal year 2002; and repeal of the $2 flat fee hotel occupancy tax effective December 1, 2000; and other tax reduction proposals including elimination of the borough commercial revitalization tax. Except for the elimination of the commercial rent tax, the proposed tax reductions require State legislative approval. To date, only the



NY/302302.3
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




reduction and restructuring of the 14% personal income tax surcharge and the reduction of the borough commercial revitalization program have been passed by the State Legislature.

         Wage increases for City employees are provided for in the Financial Plan through a merit pay plan for two years after their collective bargaining agreements expire in fiscal years 2000 and 2001, contingent upon productivity savings. The Financial Plan does not make any provision for wage increases thereafter. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

         The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 2000-2004 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2000 through 2004 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.

         Although the City has maintained balanced budgets in each of its last nineteen fiscal years and is projected to achieve balanced operating results for the 2000 and 2001 fiscal years, there can be no assurance that the gap-closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.


         On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A3, A- and A, respectively.


         New York State and its Authorities. The State ended the 1999-2000 fiscal year in balance on a cash basis, with a reported closing balance in the General Fund of $1.17 billion. The State adopted the debt service portion of the State budget for the 2000-01 fiscal year on March 30, 2000. The remainder of the budget for the State's 2000-01 fiscal year was adopted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1, 2000. Following enactment of the budget, the State prepared a Financial Plan for the 2000-01 fiscal year which projects total General Fund disbursements of $38.9 billion, an increase of 4.7 percent. Preliminary analysis by the State Division of the Budget indicates that the State could face a projected 2001-02 budget gap of approximately $2 billion. In a report released on June 7, 2000, the State Comptroller estimated future State budget gaps of approximately $3.0 billion in 2001-02 and $4.9 billion in 2002-03, assuming certain one-time legislative additions to the budget would be recurring.

         In 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $38.92 billion, an increase of $1.75 billion or 4.72 percent over 1999-2000. Projected spending under the 2000-01 enacted budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments submitted January 31, 2000.



NY/302302.3
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




         The 2000-01 Financial Plan projects closing balances in the General Fund and other reserves of $3.2 billion, including $1.71 billion in the General Fund. This closing balance is comprised of $675 million in reserves for potential labor costs resulting from new collective bargaining agreements and other spending commitments, $547 million in the Tax Stabilization Reserve Fund (for use in case of unanticipated deficits), $150 million in the Contingency Reserve Fund (which helps offset litigation risks), and $338 million in the Community Projects Fund (which finances legislative initiatives). In addition to the $1.71 billion balance in the General Fund, $1.2 billion is projected for reserve in the STAR Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund.

         Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. The 2000-01 Financial Plan is also necessarily based upon forecasts of national and State economic activity. The Division of Budget believes that its projections of receipts and disbursements relating to the 2000-01 Financial Plan, and the assumptions on which they are based, are reasonable, however, actual results could differ materially and adversely from these projections.

         Standard & Poor's rates the State's general obligation bonds A+, and Moody's rates the State's general obligation bonds A2. On November 9, 1999, Standard & Poor's revised its rating on the State's general obligation bonds from A to A+.

         Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the State Financial Plan.

         The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1999 amounted to approximately $3.5 billion.



                  Virginia Trust

                  Virginia Risk Factors. Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

                  Bonds in the Virginia Trust may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the State or its political subdivision discussed herein may not be relevant to the Virginia Trust.

                  To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector (including defense), agriculture, mining and tourism. Defense installations are concentrated in Northern Virginia, the location of the Pentagon, and the Hampton Roads area, including the Cities of Newport News, Hampton, Norfolk and Virginia Beach, the locations of, among other installations, the Army Transportation Center (Ft. Eustis), the Langley Air Force Base, Norfolk Naval Base and the Oceana Naval Air Station, respectively. Any substantial reductions in defense spending generally or in particular areas, including base closings, could adversely affect the state and local economies.


NY/302302.3
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



                  The Commonwealth currently has a Standard & Poor's rating of AAA and a Moody's rating of Aaa on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

                  General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.2-2659 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

                  Revenue bonds issued by Virginia political subdivisions include (i) revenue bonds payable exclusively from revenue producing governmental enterprises and (ii) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

                  Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. See "Objectives". Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.


                                 PUBLIC OFFERING
                                 ---------------

                  Offering Price. The secondary market Public Offering Price per Unit of each Trust is computed by adding a sales charge to the aggregate bid price of the Bonds in such Trust divided by the number of Units thereof outstanding. The method used by the Evaluator for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to maturity of each Bond in the portfolio. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

                  The table below sets forth the various sales charges based on the length of maturity of each Bond:



                                                        As Percent of Public
Time to Maturity                                           Offering Price
----------------                                         ------------------

less than 6 months                                               0%
6 mos. to 1 year                                                 1%
over 1 yr. to 2 yrs.                                             1 1/2%


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                                      -26-


over 2 yrs. to 4 yrs.                                            2 1/2%
over 4 yrs. to 8 yrs.                                            3 1/2%
over 8 yrs. to 15 yrs.                                           4 1/2%
over 15 years                                                    5 1/2%


                  The secondary market Public Offering Price can vary on a daily basis from the amount stated on the cover of Part A of this Prospectus in accordance with fluctuations in the prices of the Bonds. The price to be paid by each investor will be computed on the basis of an evaluation made as of the day the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."


                  The Evaluator may obtain current prices for the Bonds from investment dealers or brokers (including the Sponsors) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.


                  Accrued Interest. A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Accrued interest is the accumulated and unpaid interest on Bonds from the last day on which interest was paid and is initially accounted for daily by each Trust at the daily rate set forth under "Summary of Essential Information" for each Trust in Part A of this Prospectus. Since each Trust normally receives the interest on the Bonds twice a year and the interest on the Bonds is accrued on a daily basis (this daily rate is net of estimated fees and expenses), each Trust will always have an amount of interest earned but uncollected by, or unpaid to, the Trustee. A Certificateholder will not recover his proportionate share of accrued interest until the Units of a Trust are sold or redeemed, or such Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of sale or termination and to the date of tender in the case of redemption.

                  Employee Discounts. Employees (and their families) of ING Funds Distributor, Inc. (and its affiliates) and of any underwriter of any Trust, pursuant to employee benefit arrangements, may purchase Units of a State Trust at a price equal to the bid side evaluation of the underlying securities in such State Trust divided by the number of Units outstanding plus a reduced sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

                  Distribution of Units. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. On November 16, 1996, President Clinton signed the Gramm-Leach-Bliley Act, repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The new legislation grants banks new authority to conduct certain authorized activity through financial institutions. State securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


                  The Sponsor intends to qualify the Units of each State Trust for sale in only the State for which such Trust is named and certain other states through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $33.00 per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be


NY/302302.3
                                      -27-
disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

                  Sponsor's Profits. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge in each transaction (see "Offering Price"). In addition, in maintaining a market for the Units (see "Sponsor Repurchase"), the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.

                  Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price. The secondary market Public Offering Price of Units of each State Trust will be determined on the basis of the current bid prices of the Bonds in such State Trust plus the applicable sales charge. Value at which Units may be resold in the secondary market or redeemed will be determined on the basis of the current bid prices of such Bonds without any sales charge. On the Evaluation Date, the Public Offering Price per Unit of each State Trust (based on the bid price of the Bonds in such State Trust plus the sales charge) each exceeded the Repurchase and Redemption Price per Unit (based upon the bid price of the Bonds in each State Trust without the sales charge) by the amounts shown under "Summary of Essential Information" for each State Trust in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Units may be less than the price paid for such Units.


             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN
             -------------------------------------------------------

                  The rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (i) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (ii) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (iii) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for each Trust under "Summary of Essential Information" in Part A.

                  Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of each Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for each Trust under "Summary of Essential Information" in Part A.

                  The Estimated Net Annual Interest Income per Unit of each Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to each Trust and with the redemption, maturity, sale or other disposition of the Bonds in each Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.


NY/302302.3
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



                  A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS
                          ----------------------------

                  Certificates. Ownership of Units of each State Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instrument of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

                  Interest and Principal Distributions. Interest received by each State Trust is credited by the Trustee to the Interest Account of such Trust and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received by each State Trust from the maturity, redemption, sale or other disposition of Bonds are credited to the Principal Account of such State Trust.

                  Distributions to each Certificateholder of each State Trust from the Interest Account of such State Trust are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in such Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account of each State Trust will be computed as of each semi-annual Record Date, and will be made to the Certificateholders of such State Trust on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the appropriate Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan, except as provided thereunder. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

                  Because interest payments are not received by the State Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for these advances to the Interest Account. Funds which are available for future distributions, investment in the Total Reinvestment Plan, payments of expenses and redemptions are in accounts which are non-interest bearing to Certificateholders and are available for use by the Trustee pursuant to normal banking procedures.

                  As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

                  The estimated monthly, semi-annual or annual interest distribution per Unit of each State Trust initially will be in the amounts shown under "Summary of Essential Information" in Part A and will change and be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of each State Trust fluctuate. No


NY/302302.3
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



distribution need be made from a Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

                  Distribution Elections. Interest is distributed monthly, semi-annually or annually, depending upon the distribution applicable to the Unit Purchased. Record Dates for interest distributions will be the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

                  Records. The Trustee shall furnish Certificateholders, in connection with each distribution, a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record of a State Trust, a statement showing (i) as to the Interest Account of such State
Trust: interest received (including any earned original issue discount and amounts representing interest received upon any disposition of Bonds and earned original discount, if any), amounts paid for redemption of Units, if any, deductions for applicable taxes and fees and expenses of such State Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to such State Trust's Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of such State Trust, amounts paid for redemption of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Bonds held in such State Trust and the number of Units thereof outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit of such State Trust based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed to Certificateholders of such State Trust during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

                  The Trustee shall keep available for inspection by Certificateholders, at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS
                                   ----------


         This is a general discussion of some of the Federal income tax consequences of ownership of Units in the Trust. It applies only to investors who hold their Units as capital assets. It does not discuss special rules that apply to investors subject to special treatment, such as securities dealers, financial institutions, insurance companies and investors who hold the Units as a part of a hedge or a straddle.


                  All Bonds acquired by the State Trusts were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular Federal income tax and from the respective State income taxes. Such interest may, however, be subject to the Federal alternative minimum tax and to state and local taxes in other jurisdictions. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the


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proceedings relating to the issuance of the Bonds or the bases for such opinions and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel have made an independent examination or verification that the Federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

                  In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.


                  In the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel for the Sponsor, under existing law:

                  Each State Trust will be classified as a grantor trust and not as an association taxable as corporation for Federal income tax purposes under the Internal Revenue Code. Income received by each State Trust that consists of interest excludable from Federal gross income under the Code will be excludable from the Federal gross income of the Certificateholders of such State Trust.


                  Each Certificateholder of a State Trust will be considered the owner of a pro rata portion of the assets of that State Trust. Thus, each Certificateholder of a State Trust will be considered to have received its pro rata share of Bond interest when it is received by the State Trust, and the entire amount of net income distributable to Certificateholders of a State Trust that is exempt from Federal income tax when received by that State Trust will constitute tax-exempt income when received by the Certificateholders.


                  Gain realized on a sale or redemption of the Bonds or on a sale or redemption of a Unit is, however, includable in a Certificateholder's gross income for Federal income tax purposes, generally as capital gain. Such gain does not include any amount received in respect to accrued interest, earned original issue discount and accrued market discount. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of any accrued market discount. Such gain may be long- or short-term gain depending on the holding period of the Bond or the Unit, assuming that the Bond or Unit is held as a capital asset. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders ($1,500 for married persons filing separately) may be deducted against ordinary income. Capital assets held by individuals will qualify for long-term capital gain treatment if held for more than one year and will be subject to a reduced tax rate of 20% rather than the regular maximum tax rate of 39.6%.

                  Each Certificateholder of a State Trust will realize taxable gain or loss when that State Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of its pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share of such Bond and (ii) the amount received therefor. The Certificateholder's tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the State Trust (in accordance with the portion of the State Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by State Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid (tax cost) plus any accrued original issue discount. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular Federal income tax.

                  Original issue discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of an original issue discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of



NY/302302.3
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calculation will produce higher capital gains (or lower losses) to a
Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by a State Trust or of a Unit by a Certificateholder.


                  A Certificateholder may also realize taxable gain or loss when a Unit of a State Trust is sold or redeemed. The amount received is allocated among all the Bonds in that State Trust in the same manner as when the State Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

                  A portion of Social Security benefits is includable in gross income for taxpayers whose modified adjusted gross income combined with a portion of their Social Security benefits exceeds a base amount. The base amount is $32,000 for a married couple filing a joint return, zero for married persons filing separate returns and not living apart at all times during the taxable year and $25,000 for all others. Interest on tax-exempt bonds is to be added to a Certificateholder's adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether a Certificateholder's income exceeds the base amount above which a portion of the benefits would be subject to tax.

                  Corporate Certificateholders are required to include in Federal corporate alternative minimum taxable income 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on tax-exempt interest.

                  The exemption of interest on municipal obligations for Federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local government. The laws of such states and local governments vary with respect to the taxation of such obligations.


                  The State Trusts are not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax.


                  Paul, Hastings, Janofsky & Walker LLP is also of the opinion that under the personal income tax laws of the State and City of New York, the income of each State Trust will be treated as the income of the Certificateholders. Interest on the Bonds that is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest of the Certificateholders. In addition, non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine its basis and holding period for its Units in the same manner for New York State and New York City tax purposes as for Federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from Federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of computing New York State and New York City franchise (income) tax.

                  In the opinion of Brown & Wood LLP, special counsel to the Sponsor for California tax matters, under existing California law applicable to individuals who are California residents:


                  The California Trust will not be treated as an association taxable as a corporation, and the income of the California Trust will be treated as the income of the Certificateholders. Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Certificateholders.



NY/302302.3
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



                  Each Certificateholder of the California Trust will recognize gain or loss when the California Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Certificateholder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Internal Revenue Code of 1986, as amended, certain provisions of which are incorporated by reference under California law.

                  In the opinion of Hunton & Williams, special counsel to the Sponsors for Virginia tax matters, under existing Virginia law applicable to individuals who are Virginia residents and assuming that the Virginia Trust is a grantor trust under the grantor trust rules of Sections 671-679 of the Code:

                  The Virginia Trust will be taxable as a grantor trust for Virginia income tax purposes with the result that income of the Virginia Trust will be treated as income of the Certificateholders of the Virginia Trust. Consequently, the Virginia Trust will not be subject to any income or corporate franchise tax imposed by the Commonwealth of Virginia, or its subdivisions, agencies or instrumentalities.

                  Interest on the Bonds in the Virginia Trust that is exempt from Virginia income tax when received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.


                  A Certificateholder of the Virginia Trust will not recognize gain or loss for Virginia income tax purposes when the Virginia Trust disposes (whether by sale, exchange, redemption or payment at maturity) of any Bonds of (i) Virginia or any of its political subdivisions or instrumentalities or (ii) the United States or any of its authorities, commissions or instrumentalities. A Certificateholder of the Virginia Trust will recognize gain or loss for Virginia income tax purposes, to the same extent that he will for Federal income tax purposes, when the Virginia Trust disposes of any other Bond or when the Certificateholder redeems or sells his Units.


                  In the case of Bonds that are industrial revenue bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular Federal income tax. However, interest on such Bonds will not be exempt from regular Federal income tax for any period during which such Bonds are held by a substantial user of the facilities financed by the proceeds of such Bonds or by a related person thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a substantial user or related person thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the small issue exemption, the small issue exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 small issue exemption, interest on such IRBs will become taxable if the face amount of such IRBs plus certain capital expenditures exceeds $10,000,000.

                  In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited arbitrage activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular Federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

                  Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular Federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.


NY/302302.3
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




                  The U.S. Supreme Court has held that there is no constitutional prohibition against the Federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.


                  The opinions of bond counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular Federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY
                                    ---------


                  Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of each State Trust and continuously to offer to repurchase the Units of the Trusts. The Sponsor's secondary market repurchase price will be based on the aggregate bid price of the Bonds in each State Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. (See "Trustee Redemption.") Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchases of Units of a State Trust if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units of a State Trust are physically received in proper form by the Sponsor, ING Funds Distributor, Inc., 1475 Dunwoody Drive, West Chester, P.A. 19380. Units received after 4:00 p.m., Eastern Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units of a State Trust, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


                  Prospectuses relating to certain other bond trusts indicate an intention by the Sponsor, subject to change, to repurchase units of those funds on the basis of a price higher than the bid prices of the Bonds in the Trusts. Consequently, depending upon the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of these State Trusts, although in all bond trusts, the purchase price per unit depends primarily on the value of the bonds in the trust portfolio.

                  Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in a State Trust plus the applicable sales charge plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

                  Trustee Redemption. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be


NY/302302.3
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



effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that, with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

                  Accrued interest paid on redemption shall be withdrawn from the appropriate Interest Account, or, if the balance therein is insufficient, from the appropriate Principal Account. All other amounts paid on redemption shall be withdrawn from the appropriate Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds in a State Trust are sold, the size and diversity of such Trust will be reduced.

                  The Redemption Price per Unit of a State Trust is the pro rata share of each Unit in such State Trust determined by the Trustee on the basis of
(i) the cash on hand in such Trust or monies in the process of being collected,
(ii) the value of the Bonds in such State Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such State Trust, (b) the accrued expenses of such State Trust and (c) cash allocated for distribution to Certificateholders of record of such State Trust as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in such State Trust for purposes of redemption (i) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such State Trust, (ii) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available,
(iii) by determining the value of the Bonds by appraisal, or (iv) by any combination of the above.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


NY/302302.3
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



                              TRUST ADMINISTRATION
                              --------------------

                  Portfolio Supervision. The Sponsor may direct the Trustee to dispose of Bonds in a State Trust upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project, or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in such State Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds.

                  The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit in a State Trust, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder of such Trust registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor. Except as previously stated in the discussion regarding Failed Bonds, the acquisition by a State Trust of any securities other than the Bonds initially deposited is prohibited.


                  In determining whether to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds, the Sponsor may be advised by the Portfolio Supervisor.


                  Trust Agreement, Amendment and Termination. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding of each State Trust affected by such amendment for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a State Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in a State Trust then outstanding, to increase the number of Units issuable by such State Trust or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such State Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that each State Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in such State Trust, but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of a State Trust shall be less than the minimum amount set forth under "Summary of Essential Information in Part A" for such State Trust, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such State Trust. Each State Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units of such State Trust then outstanding. In the event of termination of a State Trust, written notice thereof will be sent by the Trustee to all Certificateholders of such State Trust. Within a reasonable period after termination, the Trustee must sell any Bonds remaining in the terminated State Trust, and, after paying all expenses and charges incurred by such State Trust, distribute to each


NY/302302.3
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



Certificateholder thereof, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts of such State Trust.


                  The Sponsor. Effective February 9, 2000, ING Funds Distributor, Inc. has become the successor to Reich & Tang Distributors, Inc., as Sponsor to the Trusts. In addition, Gruntal & Co., L.L.C. has resigned as co-sponsor for those particular Trusts for which it acted in that capacity. ING Funds Distributor, Inc., an Iowa corporation, is a wholly owned indirect subsidiary of ING Group. ING Group, among the leading global financial services organizations, is engaged in asset management, banking and insurance activities in 60 countries worldwide with over 82,000 employees. The Sponsor is a member of the National Association of Securities Dealers, Inc.

                  The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Unitholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor. If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or become incapable of acting or become bankrupt or their affairs are taken over by public authorities, then the Trustee may either (i) appoint a successor sponsor; (ii) terminate the Trust Agreement and liquidate the Trust; or (iii) continue to act as Trustee without terminating the Trust Agreement. Any successor sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


                  The Trustee. For certain of the State Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


                  For certain other State Trusts as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.


                  The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trusts which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.



NY/302302.3
                                      -37-

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


                  The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a division of J. J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw-Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.


                  The Trustee, the Sponsor and Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES
                           --------------------------

                  At no cost to the State Trusts, the Sponsor has borne the expenses of creating and establishing the State Trusts, including the cost of initial preparation and execution of the Trust Agreement, registration of the State Trusts and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, preparation and printing of the Certificates, legal and auditing expenses, advertising and selling expenses, initial fees and expenses of the Trustee and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering, are paid directly by the Trustee.

                  The Sponsor will not charge the State Trust a fee for its services as such. See "Sponsor's Profits."


                  ING Mutual Funds Management Co. LLC, an affiliate of ING Funds Distributor, Inc., will receive, for portfolio supervisory services to the Trust, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. This fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the



NY/302302.3
                                      -38-

Municipal Securities Trust in any calendar year exceed the aggregate cost to ING Mutual Funds Management Co. LLC of supplying such services in such year. (See "Trust Administration--Trust Supervision.")


                  The Trustee will receive for its ordinary recurring services to each State Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

                  The Evaluator will receive for each daily evaluation of the Bonds in the Trust a fee in the amount set forth under "Summary of Essential Information" in Part A, which fee shall be allocated pro rata among each State Trust.


                  The Trustee's and Evaluator's fees applicable to a State Trust are payable monthly as of the Record Date from such State Trust's Interest Account to the extent funds are available and then from such Trust's Principal Account. The Trustee's fees, the Evaluator's fees and the Portfolio Supervisor's fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."


                  The following additional charges are or may be incurred by any or all of the State Trusts: (i) all expenses (including counsel and auditing fees) of the Trustee incurred in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect a State Trust and the rights and interests of the Certificateholders; (ii) fees of the Trustee for any extraordinary services performed under the Trust Agreement; (iii) indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a State Trust; (iv) indemnification of the Sponsor for any loss, liabilities and expenses incurred in acting as Sponsor of a State Trust without gross negligence, bad faith or willful misconduct on its part; and (v) all taxes and other governmental charges imposed upon the Bonds or any part of a State Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee, are secured by a first lien on the State Trust to which such expenses are allocable. In addition, the Trustee is empowered to sell Bonds of a State Trust in order to make funds available to pay all expenses of such State Trust.

                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                     EXCHANGE PRIVILEGE AND CONVERSION OFFER
                     ---------------------------------------

                  Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust


NY/302302.3
                                      -39-
for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

                  Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

                  In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificateholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.


                  The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by ING Funds Distributor, Inc. or a sponsor controlled by or under common control with ING Funds Distributor, Inc., or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.


                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select


NY/302302.3
                                      -40-
the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

                  Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a taxable event to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS
                                  -------------


                  Legal Opinions. The legality of the Units originally offered and certain matters relating to Federal and New York tax law have been passed upon by Paul, Hastings, Janofsky & Walker LLP, 399 Park Avenue, New York, New York 10022, or Berger Steingut Tarnoff & Stern, 600 Madison Avenue, New York, New York 10022, as counsel for the Sponsor. Certain matters relating to California tax law have been passed upon by Brown & Wood LLP, as special California counsel to the Sponsor. Certain matters relating to Virginia tax law have been passed upon by Hunton & Williams, as special Virginia counsel to the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Messrs. Booth & Baron, 122 East 42nd Street, New York, New York 10168, have acted as counsel for The Bank of New York.

                  Independent Accountants/Auditors. The financial statements of the Trusts for the years ended June 30, 2000, and June 30, 1999, included in Part A of this Prospectus have been examined by Ernst & Young LLP, independent auditors. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has consented to the incorporation by reference of their report on the statements of operations, changes in net assets and financial highlights for the Trusts included in Part A of this Prospectus for the period ended June 30, 1998.

                  Portfolio Supervisor. ING Mutual Funds Management Co. LLC, a Delaware limited liability company, is a wholly-owned indirect subsidiary of ING Group and is an affiliate of the Sponsor.


                  Performance Information. Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New


NY/302302.3
                                      -41-

York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.


                          DESCRIPTION OF BOND RATINGS*
                          ---------------------------

                  Standard & Poor's Ratings Services. A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:

                  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

                  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

                  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

                  The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.       Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

------------------
*        As described by the rating agencies.


NY/302302.3
                                      -42-

                  Provisional Ratings -- (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

                  Moody's Investors Service. A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:

                  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long term risks appear somewhat larger than in Aaa securities.

                  A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Those bonds in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1. Other A bonds comprise the balance of the group. These rankings (i) designate the bonds which offer the maximum in security within their quality group, (ii) designate bonds which can be bought for possible upgrading in quality and (iii) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

                  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Con-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are debt obligations secured by (i) earnings of projects under construction,
(ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.


NY/302302.3
                                      -43-


                                      INDEX
                                      -----

Title                                                                       Page

Summary of Essential Information...........................................  A-5
Financial and Statistical Information......................................  A-6

Information Regarding the Trust............................................  A-7
Audit and Financial Information............................................  F-1


The Trust..................................................................  B-1
The State Trusts...........................................................  B-7
Public Offering............................................................ B-26
Estimated Long Term Return and Estimated
Current Return............................................................. B-28
Rights of Certificateholders............................................... B-29
Tax Status................................................................. B-30
Liquidity.................................................................. B-34
Trust Administration....................................................... B-36
Trust Expenses and Charges................................................. B-38
Exchange Privilege and Conversion Offer.................................... B-39
Other Matters.............................................................. B-41
Description of Bond Ratings................................................ B-42








                           MUNICIPAL SECURITIES TRUST
                               MULTI-STATE SERIES

                            (A Unit Investment Trust)

                                   Prospectus
                                   ----------


                             Dated: October 28, 2000


                                    Sponsor:


                           ING Funds Distributor, Inc.
                               1475 Dunwoody Drive
                            West Chester, P.A. 19380
                                 1-877-463-6464


                                    Trustee:

                            The Chase Manhattan Bank
                                4 New York Plaza
                              New York, N.Y. 10004
                                  800-882-9898


                             (or for certain Trusts)
                              The Bank of New York
                               101 Barclay Street
                              New York, N.Y. 10286
                                  800-431-8002


                                   Evaluator:

                          Kenny S&P Evaluation Services
                                   65 Broadway
                              New York, N.Y. 10006


This Prospectus does not contain all of the information with respect to the Trusts set forth in their registration statements filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933, and to which reference is hereby made. Information may be reviewed and copied at the Commission's Public Reference Room, and information on the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies may be obtained from the SEC by:

o    visiting the SEC Internet address: http://www.sec.gov
                                        ------------------

o electronic request (after paying a duplicating fee) at the following E-mail address: publicinfo@sec.gov
              ------------------

o writing: Public Reference Section of the Commission, 450 Fifth Street N.W., Washington, D.C. 20549-6009


                  This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


NY/302302.3
                                      -44-

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Prospectus consisting of     pages.
Undertaking to File Reports.
Signatures.
Consent of Independent Accountants/Auditors.
Consent of Counsel.
Consent of Special California Counsel (included in Exhibit 99.3.2). Consent of Special Virginia Counsel (included in Exhibit 9.3.3).
Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:

99.1.1     --     Reference Trust Agreement including certain Amendments to the
                  Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 1 to Form S-6
                  Registration Statement No. 33-50901 of Municipal Securities
                  Trust, Multi-State Series 44, on December 9, 1993, and incorporated herein by reference).

99.1.2     --     Reference Trust Agreement including certain Amendments to the
                  Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 99.1.1 to Post-Effective Amendment
                  Nos. 7 and 6 to Form S-6 Registration Statement Nos. 33-29989 and 33-36335 of Municipal Securities Trust, Multi-State Series
                  38, and Multi-State Series 40 and Series 49, respectively, on
                  October 25, 1996 and incorporated herein by reference).


99.1.3     --     Reference Trust Agreement including certain Amendments to the
                  Trust Indenture and Agreement referred to under Exhibit 1.1.1.
                  below (filed as Exhibit 99.1.1 to Post-Effective Amendment No.
                  4 to Form S-6 Registration Statement No. 33-53854 of Municipal
                  Securities Trust, Series 53 and Multi-State Series 42, respectively, on October 28, 1996 and incorporated herein by reference).


99.1.1.2   --     Trust Indenture and Agreement for Municipal Securities Trust,
                  Multi-State Series 37 (and Subsequent Series) dated June 30,
                  1989 (filed as Exhibit 99.1.1.1 to Post-Effective Amendment
                  No. 6 to Form S-6 Registration Statement No. 33-33606 of
                  Municipal Securities Trust, Multi-State Series 39 on April 26,
                  1996 and incorporated herein by reference).

99.1.1.3   --     Trust Indenture and Agreement for Municipal Securities Trust,
                  Series 45 and 73rd Discount Series (and Subsequent Series) dated June 16, 1989 (filed as Exhibit 99.1.1.2 to Post-
                  Effective Amendment No. 6 to Form S-6 Registration Statement
                  No. 33-33606 of Municipal Securities Trust, Multi-State Series
                  39 on April 26, 1996 and incorporated herein by reference).


                                      II-1


NY/301105.1

99.1.3.4   --     Certificate of Incorporation of ING Funds Distributor, Inc.
                  (filed as Exhibit 99.1.3.5 to Amendment No. 2 to Form S-6
                  Registration Statement No. 333-31048 on March 28, 2000 and incorporated herein by reference).

99.1.3.5   --     By-Laws of ING Funds Distributor, Inc. (filed as Exhibit
                  99.1.3.6 to Amendment No. 2 to Form S-6 Registration Statement
                  No. 333-31048 on March 28, 2000 and incorporated herein by reference).


99.1.4     --     Form of Agreement Among Underwriters dated June 16, 1989
                  (filed as Exhibit 99.1.4 to Post-Effective Amendment No. 7 to
                  Registration Statement Nos. 33-29313 and 33-30144 of Municipal
                  Securities Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).

99.2.1     --     Form of Certificates (filed as Exhibit 2.1 to Post-Effective
                  Amendment No. 8 to Form S-6 Registration Statement No.
                  33-24031 of Municipal Securities Trust, Series 39 on October
                  25, 1996 and incorporated herein by reference).

99.2.2     --     Form of Certificate dated June 16, 1989 (filed as Exhibit
                  99.2.1 to Post-Effective Amendment No. 7 to Registration
                  Statement Nos. 33-29313 and 33-30144 of Municipal Securities
                  Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).


99.3.1     --     Steingut Tarnoff & Stern (formerly Berger & Steingut) as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust (filed as Exhibit 99.3.1 to Post-Effective Amendment Nos. 7 and 4 to Form S-6 Registration
                  Statement Nos. 33-29989 and 33-53854 of Municipal Securities
                  Trust, Multi-State Series 38 and Multi-State Series 42 on
                  October 25, 1996 and incorporated herein by reference).


99.3.1.1   --     Opinion of Battle Fowler LLP as to tax status of Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax
                  Status" in the Prospectus (filed as Exhibit 99.3.1.1 to
                  Post-Effective Amendment No. 7 to Form S-6 Registration
                  Statement No. 33-29989 of Municipal Securities Trust,
                  Multi-State Series 38 on October 25, 1996 and incorporated herein by reference).


99.3.1.2   --     Opinion of Battle Fowler LLP as to tax status of Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax
                  Status" in the Prospectus (filed as Exhibit 99.3.1.2 to
                  Post-Effective Amendment No. 1 to Form S-6 Registration
                  Statement No. 33-53854 of Municipal Securities Trust,
                  Multi-State Series 42 on October 26, 1993 and incorporated herein by reference).


99.3.1.3   --     Opinion of Battle Fowler LLP as to the legality of the
                  Securities being registered, including their consent to the filing thereof and to the use of their name under the headings
                  "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status of the Trust (filed as Exhibit 99.3.1 to Amendment No. 1 to Form S-6
                  Registration Statement No. 33-50901 of Municipal Securities
                  Trust, Multi-State Series 44 on December 9, 1993 and incorporated by reference herein).

99.3.2.1   --     Opinion of Brown & Wood, Special California Counsel including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.2 to Post-Effective Amendment No. 7 to Form S-6 Registration
                  Statement No. 33-29989 of Municipal Securities Trust,
                  Multi-State Series 38 on October 25, 1996 and incorporated herein by reference).


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




99.3.2.2   --     Opinion of Brown & Wood as Special California Counsel (filed as Exhibit 99.3.3 to Amendment No. 1 to Form S-6 Registration
                  Statement No. 33-50901 of Municipal Securities Trust,
                  Multi-State Series 44 on December 9, 1993 and incorporated by reference herein).


99.3.3     --     Opinion of Hunton & Williams as Special Virginia Counsel
                  (filed as Exhibit 99.3.4 to Amendment No. 1 to Form S-6
                  Registration Statement No. 33-50901 of Municipal Securities
                  Trust, Multi-State Series 44 on December 9, 1993 and as
                  Exhibit 99.3.3 to Post-Effective Amendment No. 4 to Form S-6
                  Registration No. 33-53854 of Municipal Securities Trust,
                  Multi-State Series 42 on October 28, 1996 and incorporated herein by reference).


*99.5.1    --     Consents of the Evaluator.


99.6.0     --     Powers of Attorney of ING Funds Distributor, Inc., by its
                  officers and a majority of its Directors (filed as Exhibit
                  99.6.0 to Form S-6 Registration Statement No. 333-31048 on
                  February 24, 2000 and incorporated herein by reference).

99.11.0    --     Code of Ethics of ING Mutual Funds Management Co. LLC (filed as Exhibit 99.11.0 to Post-Effective Amendment No. 8 to Form
                  S-6 Registration No. 33-45890 on October 27, 2000 and incorporated herein by reference).


--------

*    Being filed by this Amendment.

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



                           UNDERTAKING TO FILE REPORTS

               Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                   SIGNATURES


               Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Multi-State Series 38, Series 49, Multi-State Series 44 and Series 53 & Multi-State Series 42 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of October, 2000.

               MUNICIPAL SECURITIES TRUST,
               MULTI-STATE SERIES 38,
               SERIES 49, MULTI-STATE SERIES 44 AND SERIES 53 &
               MULTI-STATE SERIES 42
                      (Registrants)

               ING FUNDS DISTRIBUTOR, INC.
                      (Depositor)



               By:    /s/PETER J. DEMARCO
                      ----------------------
                      Peter J. DeMarco
                      (Authorized Signatory)


               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of ING Funds Distributor, Inc., the Depositor, in the capacities and on the dates indicated.


Name                     Title                         Date
----                     -----                         ----
DONALD E. BROSTROM       Chief Financial Officer,      )October 23, 2000
                         Treasurer and Director        )
ERIC M. RUBIN            Director                      )
                                                       )
                                                       )By: /s/PETER J. DEMARCO
                                                            -------------------
                                                       )    Peter J. DeMarco
                                                       )    Attorney-in-Fact*



--------

* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-31048 on February 24, 2000.

                                      II-4


NY/301105.1

                          INDEPENDENT AUDITORS' CONSENT





We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated October 16, 2000, in the Registration Statement and related Prospectus of Municipal Securities Trust, Multi-State Series 38, New York Trust; Municipal Securities Trust, Series 49; Municipal Securities Trust, Multi-State Series 44 (comprising, respectively, the California Trust and Virginia Trust); Municipal Securities Trust, Series 53 and Municipal Securities Trust, Multi-State Series 42 (comprising, respectively, the New York Trust and Virginia Trust).


                                                               ERNST & YOUNG LLP

New York, New York
October 27, 2000



                                      II-5


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






                       Consent of Independent Accountants




We hereby consent to the incorporation by reference in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our reports dated September 15, 1999, relating to the financial statements and financial highlights for the two years ended June 30, 1999 of the Municipal Securities Trust, Multi-State Series 38, (New York Trust); Municipal Securities Trust, Series 49; Municipal Securities Trust, Multi-State Series 44, (California Trust, Virginia Trust); Municipal Securities Trust, Series 53; and Municipal Securities Trust, Multi-State Series 42, (California Trust, New York Trust, Virginia Trust) which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.




PricewaterhouseCoopers LLP
Boston, MA
October 25, 2000




                                      II-6


NY/301105.1

                               CONSENT OF COUNSEL


               We hereby consent to the use of our name under the heading "Legal Matters" in the Prospectus included in the Registration Statement.

PAUL, HASTINGS, JANOFSKY & WALKER LLP



New York, New York
October 27, 2000



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